                                                           PROSPECTUS
                                                               JULY 31, 2003

           AXA ROSENBERG U.S. EQUITY FUNDS
           AXA Rosenberg U.S. Discovery Fund
           AXA Rosenberg U.S. Large Capitalization Fund
           AXA Rosenberg Enhanced 500 Fund
           AXA ROSENBERG INTERNATIONAL FUNDS
           AXA Rosenberg International Equity Fund
           AXA Rosenberg International Small Capitalization Fund
           AXA Rosenberg European Fund

           AXA ROSENBERG LONG/SHORT FUNDS
           AXA Rosenberg U.S. Long/Short Equity Fund
           AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund AXA Rosenberg Value Long/Short Equity Fund
           AXA Rosenberg Global Long/Short Equity Fund

           Each of the Funds is a series of Barr Rosenberg Series Trust, which is an open-end management investment company offering ten diversified portfolios in this prospectus with different investment objectives and strategies. The Funds' investment adviser is AXA Rosenberg Investment Management LLC.

           The Securities and Exchange Commission has not approved or disapproved of the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

           Please see the inside back cover of this prospectus for important privacy policy information.

           SHAREHOLDER SERVICES
           1.800.555.5737 REGISTERED INVESTMENT PROFESSIONALS
           1.800.447.3332 CLASS A, B AND C SHARES
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                              [AXA ROSENBERG LOGO]

                               TABLE OF CONTENTS

                                                                                  PAGE
                                                                                  ----
INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND SUMMARY OF PRINCIPAL
  RISKS.........................................................................    2

AXA ROSENBERG FUNDS

  U.S. DISCOVERY FUND...........................................................    3
  U.S. LARGE CAPITALIZATION FUND................................................    5
  ENHANCED 500 FUND.............................................................    6
  INTERNATIONAL EQUITY FUND.....................................................    8
  INTERNATIONAL SMALL CAPITALIZATION FUND.......................................   11
  EUROPEAN FUND.................................................................   14
  U.S. LONG/SHORT EQUITY FUND...................................................   17
  U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND..........................   19
  VALUE LONG/SHORT EQUITY FUND..................................................   22
  GLOBAL LONG/SHORT EQUITY FUND.................................................   25

FEES AND EXPENSES...............................................................   29

PRINCIPAL RISKS.................................................................   33

PERFORMANCE INFORMATION FOR THE ADVISER'S OTHER SMALL/MID CAPITALIZATION
  ACCOUNTS......................................................................   36

PERFORMANCE INFORMATION FOR THE ADVISER'S OTHER LARGE CAPITALIZATION ACCOUNTS...   38

PERFORMANCE INFORMATION FOR THE ADVISER'S OTHER EUROPEAN ACCOUNTS...............   40

THE ADVISER'S GENERAL INVESTMENT PHILOSOPHY.....................................   41

MANAGEMENT OF THE TRUST.........................................................   43

MULTIPLE CLASSES................................................................   46

PURCHASING SHARES...............................................................   49

INDIVIDUAL RETIREMENT ACCOUNTS..................................................   50

REDEEMING SHARES................................................................   50

EXCHANGING SHARES...............................................................   51

HOW THE TRUST PRICES SHARES OF THE FUNDS........................................   52

DISTRIBUTIONS...................................................................   53

TAXES...........................................................................   53

OTHER INFORMATION...............................................................   54

FINANCIAL HIGHLIGHTS............................................................   54

                                                   www.axarosenbergfunds.com   1

             INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
                         AND SUMMARY OF PRINCIPAL RISKS

The following is a description of the investment objectives and principal investment strategies of the:

    -  AXA Rosenberg U.S. Discovery Fund
    -  AXA Rosenberg U.S. Large Capitalization Fund
    -  AXA Rosenberg Enhanced 500 Fund
    -  AXA Rosenberg International Equity Fund
    -  AXA Rosenberg International Small Capitalization Fund
    -  AXA Rosenberg European Fund
    -  AXA Rosenberg U.S. Long/Short Equity Fund
    -  AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund
    -  AXA Rosenberg Value Long/Short Equity Fund
    -  AXA Rosenberg Global Long/Short Equity Fund

(each a "Fund" and, collectively, the "Funds"). Except as explicitly described otherwise, the investment objective and policies of each of the Funds may be changed without shareholder approval. The Funds are advised by AXA Rosenberg Investment Management LLC (the "Adviser").

This section also contains a summary of each Fund's principal risks. The principal risks of each Fund are identified and more fully discussed beginning on page 33. Please be sure to read this additional information BEFORE you invest.

                       AXA ROSENBERG U.S. DISCOVERY FUND

INVESTMENT OBJECTIVE
The Fund seeks a return greater than that of the Russell 2500 Index.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in the common stocks of small and mid capitalization companies that are traded principally in the markets of the United States ("U.S. Small/Mid Capitalization Companies"). In selecting securities for the Fund, we seek to match the capitalization profile of the Russell 2500 Index, which, as of June 30, 2003, included companies with market capitalizations between $116.6 million and $3.1 billion. The definition of U.S. Small/Mid Capitalization Companies may change from time to time to include the market capitalization of the largest company in the Russell 2500 Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Small/Mid Capitalization Companies.

The Russell 2500 Index consists of the smallest 2500 companies in the Russell 3000 Index, and represents approximately 17% of the Russell 3000 Index's total market capitalization. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which we seek to invest typically do not distribute significant amounts of company earnings to shareholders, we will place relatively greater emphasis on capital appreciation than on current income. As compared to investments in the securities of relatively larger companies, investments in securities of U.S. Small/Mid Capitalization Companies may present greater opportunities for capital appreciation because of high potential earnings growth but may also involve greater risk. See "Principal Risks--Small and/or Mid-Size Company Risk."

We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, our stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of our stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

During the fiscal year ended March 31, 2003, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions investors receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

                                                   www.axarosenbergfunds.com   3

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance. Performance information with respect to other accounts advised by us that have investment objectives, policies and strategies that are substantially similar to those of the Fund is provided on page 36.

YEARLY PERFORMANCE (%)--CLASS A SHARES*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     YEARLY PERFORMANCE

     CALENDAR YEAR END  ANNUAL RETURN (%)
                  2002             -4.44%

-------------------
* The annual returns in the bar chart do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. For the period January 1, 2003 through June 30, 2003, the aggregate (non-annualized) total return of Class A Shares was 14.84%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 8.21%, for the quarter ended 3/31/02, and its lowest quarterly return was -13.35%, for the quarter ended 9/30/02.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of a broad-based securities market index. Class C shares of this Fund are not currently available for purchase.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                                          SINCE
                                                        INCEPTION          SINCE
                                                        OF CLASS A       INCEPTION
                                                          AND B       OF INSTITUTIONAL
                                        PAST ONE          SHARES          SHARES*
                                          YEAR          (10/1/01)         (9/4/01)
                                     ---------------  --------------  ----------------
Class A Shares**+
  Return Before Taxes..............           -9.73%           1.51%           -5.75%
  Return After Taxes on
    Distributions..................           -9.75%           1.44%           -5.81%
  Return After Taxes on
    Distributions and Sale of Fund
    Shares.........................           -5.98%           1.17%           -4.62%
Class B Shares+....................           -9.74%           2.51%           -5.17%
Class C Shares+....................           -8.22%             --            -4.81%
Russell 2500 Index++...............          -17.80%          -1.05%          -10.71%

------------------------

  * The Fund's Institutional Shares are not offered hereby, but all of the Fund's classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ.
 ** After-tax returns are shown for Class A Shares only and will vary for shares of the other classes of the Fund because those classes have different expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  + Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges. Returns shown for Class C Shares and for Class A and B Shares for periods prior to inception are those of the Institutional Shares, adjusted for the fees and expenses of such classes. Class C Shares of this Fund are not currently available for purchase but may be made available at any time, in our discretion.
 ++ Reflects no deduction for fees, expenses or taxes. The Russell 2500 Index consists of the smallest 2500 securities in, and represents approximately 17% of the total market capitalization of, the Russell 3000 Index. (The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.)

                  AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND

INVESTMENT OBJECTIVE
The Fund seeks a total return greater than that of the Russell 1000 Index.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States ("U.S. Large Capitalization Companies"). In selecting securities for the Fund, we seek to match the capitalization profile of the Russell 1000 Index, which, as of June 30, 2003, included companies with market capitalizations greater than $1.2 billion. The definition of U.S. Large Capitalization Companies may change from time to time to include continually the market capitalization of the smallest company in the Russell 1000 Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Large Capitalization Companies.

The Russell 1000 Index consists of the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which we seek to invest typically do not distribute significant amounts of company earnings to shareholders, we will place relatively greater emphasis on capital appreciation than on current income.

We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, our stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of our stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

From its inception on June 6, 2002, to March 31, 2003, the end of the Fund's fiscal year, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of the distributions investors receive from the Fund are likely to reflect short-term capital gains which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. The value of Fund shares may vary depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

RISK OF OVERWEIGHTING. This is the risk that, because the Fund invests primarily in U.S. Large Capitalization Companies, it may from time to time overweight investments in certain sectors or industries of the stock market and may suffer a loss because of general declines in the price of stocks in those sectors or industries.

PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION
The Fund does not have performance information because it has not yet been operational for a full calendar year. Performance information with respect to other accounts advised by us that have investment objectives, policies and strategies that are substantially similar to those of the Fund is provided on page 38.

                                                   www.axarosenbergfunds.com   5

                        AXA ROSENBERG ENHANCED 500 FUND

INVESTMENT OBJECTIVE
The Fund seeks to outperform the total return of the S&P 500-Registered Trademark- Index.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing in companies that are included in the S&P 500-Registered Trademark- Index
("S&P 500-Registered Trademark-Companies") and domiciled in the United States. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of S&P 500-Registered Trademark- Companies.

The Fund seeks to outperform the total return of the S&P 500-Registered Trademark- Index while maintaining a level of risk similar to that associated with the S&P 500-Registered Trademark- Index generally. Typically, the Fund will overweight investments in S&P 500-Registered Trademark- Companies that we believe will outperform the S&P 500-Registered Trademark- Index and will underweight or avoid altogether investments in such companies that we believe will underperform the S&P 500-Registered Trademark- Index. The Fund measures its return against that of the S&P 500-Registered Trademark- Index. The
S&P 500-Registered Trademark- Index is an unmanaged, weighted index of 500 U.S. industrial, transportation, utility and financial companies. Total return is a combination of capital appreciation and current income (dividend or interest). We will place relatively greater emphasis on capital appreciation than on current income.

We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, our stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of our stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

During the fiscal year ended March 31, 2003, the Fund engaged in active and frequent trading. Because of the frequency with which we buy and sell portfolio securities, a larger portion of distributions investors receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--CLASS A SHARES*
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     YEARLY PERFORMANCE

     CALENDAR YEAR END  ANNUAL RETURN (%)
                  2001            -10.73%
                  2002            -19.41%

-------------------
* The annual returns in the bar chart do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. For the period January 1, 2003 through June 30, 2003, the aggregate (non-annualized) total return of Class A Shares was 10.31%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 8.35%, for the quarter ended 12/31/01, and its lowest quarterly return was -16.04%, for the quarter ended 9/30/02. Returns shown in the bar chart and the preceding sentence for periods prior to the inception of Class A are those of the Fund's Institutional Shares, adjusted to reflect the Class A fees and expenses. The Fund's Institutional Shares are not offered in this prospectus, but all of the Fund's classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of a broad-based securities market index. Class C Shares of this Fund are not currently available for purchase.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                                           SINCE
                                                         INCEPTION          SINCE
                                                        OF CLASS A        INCEPTION
                                                           AND B       OF INSTITUTIONAL
                                        PAST ONE          SHARES           SHARES*
                                          YEAR           (10/1/01)         (6/7/00)
                                     ---------------  ---------------  ----------------
Class A Shares**+
  Return Before Taxes..............          -21.86%          -12.35%          -18.05%
  Return After Taxes on
    Distributions..................          -22.13%          -12.78%          -18.25%
  Return After Taxes on
    Distributions and Sale of Fund
    Shares.........................          -13.42%          -10.04%          -14.04%
Class B Shares+....................          -23.75%          -13.43%          -18.77%
Class C Shares+....................          -22.63%              --           -18.54%
S&P 500-Registered Trademark-
  Index++..........................          -22.10%          -11.19%          -16.70%

------------------------

  * The Fund's Institutional Shares are not offered hereby, but all of the Fund's classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ.
 ** After-tax returns are shown for Class A Shares only and will vary for shares of the other classes of the Fund because those classes have different expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  + Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges. Returns shown for Class C Shares and for Class A and B Shares for periods prior to inception are those of the Institutional Shares, adjusted for the fees and expenses of such classes. Class C Shares of this Fund are not currently available for purchase but may be made available at any time, in our discretion.
 ++ Reflects no deduction for fees, expenses or taxes. The S&P 500-Registered Trademark- Index is an unmanaged, weighted index of 500 U.S. industrial, transportation, utility and financial companies.

                                                   www.axarosenbergfunds.com   7

                    AXA ROSENBERG INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks a total return greater than that of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI-EAFE Index").

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in the securities of large foreign companies. In selecting securities for the Fund, the Adviser seeks to match the capitalization profile of the MSCI-EAFE Index which, as of May 30, 2003, included companies with market capitalizations greater than $100.4 million. Under normal circumstances, the Fund will invest at least 80% of its net assets (including for this purpose any borrowings for investment purposes) the securities of large foreign companies. Although the Fund invests primarily in securities of the companies that comprise the MSCI-EAFE Index, it may invest up to 40% of its assets in the securities of companies which are not part of the MSCI-EAFE Index but which have characteristics (such as industry classification and country of domicile) similar to those of companies included in the MSCI-EAFE Index.

The MSCI-EAFE Index is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 20 developed market countries from Europe, Australia, Asia and the Far East. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which we seek to invest typically do not distribute significant amounts of company earnings to shareholders, we will place relatively greater emphasis on capital appreciation than on current income

There are no prescribed limits on the Fund's geographic asset distribution; it has the authority to invest in securities traded in the markets of any country in the world. The Fund will typically invest in approximately 20 different countries across three regions--Europe, the Far East and Australia. Under normal market circumstances, the Fund's investments will involve securities principally traded in at least three different countries, although under certain adverse investment conditions, the Fund may restrict the number of securities markets in which its assets will be invested. The Fund will not normally invest in securities of U.S. issuers traded on U.S. securities markets.

We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, our stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of our stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

During the fiscal year ended March 31, 2003, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions investors receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

FOREIGN INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--CLASS A SHARES*
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     YEARLY PERFORMANCE

     CALENDAR YEAR END  ANNUAL RETURN (%)
                  2001            -20.49%
                  2002            -12.38%

-------------------
* The annual returns in the bar chart do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. For the period January 1, 2003 through June 30, 2003, the aggregate (non-annualized) total return of Class A Shares was 10.44%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 5.67%, for the quarter ended 12/31/02, and its lowest quarterly return was -19.89%, for the quarter ended 9/30/02. Returns shown in the bar chart for periods prior to the inception of Class A are those of the Fund's Institutional Shares, adjusted to reflect the Class A fees and expenses. The Fund's Institutional Shares are not offered in this prospectus, but all of the Fund's classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ.

                                                   www.axarosenbergfunds.com   9

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of a broad-based securities market index. Class C Shares of this Fund are not currently available for purchase.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                                           SINCE
                                                         INCEPTION          SINCE
                                                        OF CLASS A        INCEPTION
                                                           AND B       OF INSTITUTIONAL
                                        PAST ONE          SHARES           SHARES*
                                          YEAR           (10/1/01)         (6/7/00)
                                     ---------------  ---------------  ----------------
Class A Shares**+
  Return Before Taxes..............          -17.21%          -11.11%          -18.43%
  Return After Taxes on
    Distributions..................          -17.54%          -12.78%          -19.18%
  Return After Taxes on
    Distributions and Sale of Fund
    Shares.........................          -10.57%           -9.62%          -14.55%
Class B Shares+....................          -17.13%          -10.28%          -18.26%
Class C Shares+....................          -15.84%              --           -18.10%
MSCI-EAFE Index++..................          -15.66%           -7.90%          -18.73%

------------------------

  * The Fund's Institutional Shares are not offered hereby, but all of the Fund's classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ.
 ** After-tax returns are shown for Class A Shares only and will vary for shares of the other classes of the Fund because those classes have different expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  + Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges. Returns shown for Class C Shares and for Class A and B Shares for periods prior to inception are those of the Institutional Shares, adjusted for the fees and expenses of such classes. Class C Shares of this Fund are not currently offered but may be made available at any time, in our discretion.
 ++ Reflects no deduction for fees, expenses or taxes. The MSCI-EAFE Index is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 20 developed market countries from Europe, Australia, Asia and the Far East.

             AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE
The Fund seeks a return greater than that of the Nomura Global Small Cap Index.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities of smaller companies that are traded principally in markets outside the United States ("International Small Capitalization Companies"). In selecting securities for the Fund, we seek to match the capitalization profile of the Nomura Global Small Cap Index which, as of May 1, 2003, included companies with market capitalizations between $5 million and $4.1 billion.(1) The definition of International Small Capitalization Companies may change from time to time to correspond with the capitalization range of companies included in the Nomura Global Small Cap Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of International Small Capitalization Companies.

Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which we seek to invest typically do not distribute significant amounts of company earnings to shareholders, we will place relatively greater emphasis on capital appreciation than on current income. Investments in securities of International Small Capitalization Companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. See "Principal Risks--Small and/or Mid-Size Company Risk."

There are no prescribed limits on the Fund's geographic asset distribution; it has the authority to invest in securities traded in securities markets of any country in the world. It is currently expected that the Fund will invest in approximately twenty-one different countries across three regions--Europe, Pacific and North America (excluding the United States). Under normal market circumstances, the Fund's investments will involve securities principally traded in at least three different countries, although under certain adverse investment conditions, the Fund may restrict the number of securities markets in which its assets will be invested. The Fund will not normally invest in securities of U.S. issuers traded on U.S. securities markets.

We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, our stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of our stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

During the fiscal year ended March 31, 2003, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions investors receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

-------------------
(1) The Index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K.

                                                  www.axarosenbergfunds.com   11

SMALL COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

FOREIGN INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--CLASS A SHARES*
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     YEARLY PERFORMANCE

     CALENDAR YEAR END  ANNUAL RETURN (%)
                  1997            -12.11%
                  1998              3.51%
                  1999             24.15%
                  2000              4.52%
                  2001            -18.79%
                  2002              3.24%

-------------------
* The annual returns in the bar chart do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. For the period January 1, 2003 through June 30, 2003, the aggregate (non-annualized) total return of Class A Shares was 19.13%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 17.03%, for the quarter ended 3/31/98, and its lowest quarterly return was -18.54%, for the quarter ended 9/30/98. Returns shown in the bar chart and the preceding sentence for periods prior to the inception of Class A are those of the Fund's Institutional Shares, adjusted to reflect the Class A fees and expenses. The Fund's Institutional Shares are not offered in this prospectus, but all of the Fund's classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of an index with a similar investment orientation and the returns of a broad-based securities market index. Class C shares of this Fund are not currently available for purchase.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                                    SINCE
                                                  INCEPTION                          SINCE
                                                  OF CLASS A                       INCEPTION
                                                    AND B                       OF INSTITUTIONAL
                                   PAST ONE         SHARES        PAST FIVE         SHARES*
                                     YEAR         (10/1/01)         YEARS          (9/23/96)
                                --------------  --------------  --------------  ----------------
Class A Shares**+
  Return Before Taxes.........          -2.46%           1.70%           1.25%           -1.03%
  Return After Taxes on
    Distributions.............          -2.85%           0.61%           0.98%           -1.24%
  Return After Taxes on
    Distribution and Sale of
    Fund Shares...............          -1.51%           0.82%           0.87%           -0.92%
Class B Shares+...............          -2.31%           2.69%           1.51%           -0.74%
Class C Shares+...............          -0.28%             --            1.48%           -0.94%
Salomon Smith Barney World ex
  US EMI++....................          -7.28%           0.29%          -0.59%           -2.10%
Nomura Global Small Cap
  Index***....................          -2.09%           2.97%          -1.17%           -3.54%

------------------------

  * The Fund's Institutional Shares are not offered hereby, but all of the Fund's classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ.
 ** After-tax returns are shown for Class A Shares only and will vary for shares of the other classes of the Fund because those classes have different expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  + Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges. Returns shown for Class C Shares and for Class A and B shares for periods prior to inception are those of the Institutional Shares, adjusted for the fees and expenses of such classes. Class C Shares of this Fund are not currently available but may be made available at any time, in our discretion.
 ++ Reflects no deduction for fees, expenses or taxes. The Salomon Smith Barney World ex US EMI is an unmanaged, broad-based index of non-U.S. small/ mid-capitalization companies. The Index includes 21 developed countries:
     Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K.
*** Reflects no deduction for fees, expenses or taxes. The Nomura Global Small Cap Index (formerly the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S.) is the benchmark for the AXA Rosenberg International Small Capitalization Fund. It is an unmanaged index of non-U.S. companies with market capitalizations up to $4.1 billion. The Index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K.

                                                  www.axarosenbergfunds.com   13

                          AXA ROSENBERG EUROPEAN FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide total return greater than that of the Morgan Stanley Capital International Europe Index (the "MSCI Europe Index").

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in the equity securities of companies that are traded principally in developed markets across Europe. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in these securities. We may also utilize futures, options and other derivative instruments on the European stock indices to pursue the Fund's investment objective. Investments in issuers of foreign securities involve higher risk than investments in securities of U.S. issuers. See "Principal Risks--Foreign (including European) Investment Risk."

The MSCI Europe Index is the equity index prepared by Morgan Stanley Capital International and is currently comprised of 15 developed European markets, including the United Kingdom, based on large and medium capitalization securities which are sorted by industry group and selected, at full value as determined by their market prices, on the basis of investability (as determined by size, long and short term volume and free float). Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which we seek to invest typically do not distribute significant amounts of company earnings to shareholders, we will place relatively greater emphasis on capital appreciation than on current income.

We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, our stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of our stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

During the fiscal year ended March 31, 2003, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions investors receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

EUROPEAN INVESTMENT RISK. Investments in securities of European issuers involve certain risks that may be more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in European economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. A fund with European investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of some European countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, the euro and other foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S.

Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK. As noted above, we may utilize derivative instruments, which are financial contracts whose value depends upon, or is derived from, the value of an underlying security or index. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant indices.

MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests a portion of its assets in the stocks of companies with mid-sized market capitalizations, which may be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees, as compared to companies with larger market capitalizations.

PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance. Performance information with respect to other accounts advised by us that have investment objectives, policies and strategies that are substantially similar to those of the Fund is provided on page 40.

YEARLY PERFORMANCE (%)--CLASS A SHARES*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     YEARLY PERFORMANCE

     CALENDAR YEAR END  ANNUAL RETURN (%)
                  2002            -15.64%

-------------------
* The annual returns in the bar chart do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. For the period January 1, 2003 through June 30, 2003, the aggregate (non-annualized) total return of Class A Shares was 12.42%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 12.13%, for the quarter ended 12/31/02, and its lowest quarterly return was -23.65%, for the quarter ended 9/30/02.

                                                  www.axarosenbergfunds.com   15

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of a broad-based securities market index. Class C shares of this Fund are not currently available for purchase.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                                           SINCE
                                                         INCEPTION          SINCE
                                                        OF CLASS A        INCEPTION
                                                           AND B       OF INSTITUTIONAL
                                        PAST ONE          SHARES           SHARES*
                                          YEAR           (10/1/01)        (7/23/01)
                                     ---------------  ---------------  ----------------
Class A Shares**+
  Return Before Taxes..............          -20.29%          -10.64%          -16.92%
  Return After Taxes on
    Distributions..................          -20.81%          -11.11%          -17.30%
  Return After Taxes on
    Distributions and Sale of Fund
    Shares.........................          -12.46%           -8.71%          -13.61%
Class B Shares+....................          -20.30%          -10.09%          -16.59%
Class C Shares+....................          -19.00%              --           -16.23%
MSCI Europe Index++................          -18.09%           -7.96%          -13.35%

------------------------

  * The Fund's Institutional Shares are not offered hereby, but all of the Fund's classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ.
 ** After-tax returns are shown for Class A Shares only and will vary for shares of the other classes of the Fund because those classes have different expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  + Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges. Returns shown for Class C Shares and for Class A and B shares for periods prior to inception are those of the Institutional Shares, adjusted for the fees and expenses of such classes. Class C Shares of this Fund are not currently available for purchase but may be made available at any time, in our discretion.
 ++ Reflects no deduction for fees, expenses or taxes. The Morgan Stanley Capital International (MSCI) Europe Index is an unmanaged, weighted equity index comprised of 16 developed European markets, including the (MSCI) U.K., based on large and medium capitalization securities.

                   AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES
The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that we have identified as undervalued and short positions in such stocks that we have identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in U.S. equity securities. When we believe that a security is undervalued relative to its peers, we may buy the security for the Fund's long portfolio. When we believe that a security is overvalued relative to its peers, we may sell the security short by borrowing it from a third party and selling it at the then-current market price. Our computerized investment process is designed to maintain continually approximately equal dollar amounts invested in long and short positions. By taking long and short positions in different stocks that are overall approximately equal in value, the Fund attempts to limit the effect of general stock market movements on its performance.

The Fund may achieve a positive return if the securities in its long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities underlying its short positions increase in value more than the securities in its long portfolio. We will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

The Fund also seeks to construct a diversified portfolio that has, in addition to limited exposure to the U.S. equity market risk generally, near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid-capitalization stocks. This includes all but the 200 stocks principally traded in the markets of the United States with the largest market capitalizations. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with larger market capitalizations.

We use the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. We attempt to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Of course, other factors, such as the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of our stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

Although, as noted above, our stock selection models tend to produce a value style of investment, we attempt to moderate the Fund's value orientation and the effects on its performance of value and growth style swings in the broad market through our computerized, risk-control optimization process. We attempt to limit further the risks associated with value/growth cycles by maintaining approximately equal dollar amounts of value securities in the Fund's long and short portfolios. For example, if the Fund holds 60% of the value of its long positions in value stocks, then, to the extent reasonably practicable, it will also hold approximately 60% of the value of its short positions in value stocks. This technique, in combination with the optimizer, is intended to significantly reduce, if not eliminate, the Fund's value orientation.

Because the Fund may engage in active and frequent trading of portfolio securities, a larger portion of the distributions investors receive from the Fund are likely to reflect short-term capital gains which are taxed like ordinary income, rather than long-term capital gain distributions.

                                                  www.axarosenbergfunds.com   17

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because we could make poor investment decisions about both the long and the short positions, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that we will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

RISK OF SHORT SALES. We may sell a security short by borrowing it from a third party and selling it at the then current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may have limited product lines, markets or financial resources or may depend on a few key employees.

STYLE RISK. In order to moderate the Fund's value orientation, we attempt to maintain approximately equal dollar amounts in value stocks in its long and short portfolios. There is a risk, however, that the Fund's performance will exhibit a greater sensitivity to the value-growth cycle within the U.S. equity markets than is intended because our style moderation policy does not provide perfect control over the extent of the Fund's value orientation.

PORTFOLIO TUROVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION
This Fund does not have performance information because it is not yet operational.

                  AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION
                             LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES
The Fund attempts to achieve its investment objective by taking long positions in large and mid capitalization stocks principally traded in the markets of the United States that we have identified as undervalued and short positions in such stocks that we have identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in U.S. large and mid capitalization equity securities. When we believe that a security is undervalued relative to its peers, we may buy the security for the Fund's long portfolio. When we believe that a security is overvalued relative to its peers, we may sell the security short by borrowing it from a third party and selling it at the then-current market price. Our computerized investment process is designed to maintain continually approximately equal dollar amounts invested in long and short positions. By taking long and short positions in different stocks that are approximately equal in value, the Fund attempts to limit the effect of general stock market movements on its performance.

The Fund may achieve a positive return if the securities in its long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities underlying its short positions increase in value more than the securities in its long portfolio. We will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio. It is currently expected that the long and short positions of the Fund will be invested primarily in the 500 largest capitalization stocks principally traded in the markets of the United States.

Under normal circumstances, our stock selection models will result in the Fund's long and short positions being overweighted in different business sectors (as well as different industries within sectors). In other words, the Fund may take long positions in a sector of the market that are not offset by short positions in that sector, and vice versa. Consequently, the Fund may have net exposures to different industries and sectors of the market, thereby increasing risk and the opportunity for loss should the stocks in a particular industry or sector not perform as predicted by our stock selection models. We select sectors to overweight or underweight based on a bottom-up evaluation of the stocks within a sector. If the stock selection models find most stocks within a sector to be attractive, then we would tend to overweight that sector. If the stock selection models find most stocks within a sector to be unattractive, then we would tend to engage in more short sales with respect to issuers in that sector. Our model optimizer then weighs the potential gain of a position against the risk in having overweighted/underweighted industry exposures (in addition to other risk measures) and suggests trades to improve the return and risk characteristics of the portfolio.

We use the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. We attempt to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. We attempt to moderate this value orientation and the effects on the Fund's performance of value and growth style swings in the broad market through our computerized, risk-control optimization process. Of course, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of our stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

During the fiscal year ended March 31, 2003, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions investors receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

                                                  www.axarosenbergfunds.com   19

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because we could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that we will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

RISK OF SHORT SALES. We may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

RISK OF OVERWEIGHTING. This is the risk that, by overweighting investments in certain sectors or industries of the U.S. stock market, the Fund will suffer a loss because of general advances or declines in the prices of stocks in those sectors or industries.

STYLE RISK. Because our risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--CLASS A SHARES*
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     YEARLY PERFORMANCE

     CALENDAR YEAR END  ANNUAL RETURN (%)
                  1999              7.08%
                  2000            -10.17%
                  2001             10.61%
                  2002             15.22%

-------------------
* The annual returns in the bar chart do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. For the period January 1, 2003 through June 30, 2003, the aggregate (non-annualized) total return of Class A Shares was -3.81%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 16.90%, for the quarter ended 9/30/01, and its lowest quarterly return was -9.08%, for the quarter ended 12/31/01. Returns shown in the bar chart and the preceding sentence for periods prior to the inception of Class A are those of the Fund's Institutional Shares, adjusted to reflect the Class A fees and expenses. The Fund's Institutional Shares are not offered in this prospectus, but all of the Fund's classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns on 3-month U.S. Treasury Bills.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                                   SINCE
                                                 INCEPTION          SINCE
                                                 OF CLASS A       INCEPTION
                                                   AND B       OF INSTITUTIONAL
                                     PAST ONE      SHARES          SHARES*
                                       YEAR      (10/1/01)        (10/19/98)
                                     --------  --------------  ----------------
Class A Shares**+
  Return Before Taxes..............    8.89%           -1.52%          5.13%
  Return After Taxes on
    Distributions..................    8.84%           -2.33%          4.87%
  Return After Taxes on
    Distribution and Sale of Fund
    Shares.........................    5.46%           -1.65%          4.02%
Class B Shares+....................    9.80%           -0.63%          5.65%
Class C Shares+....................   11.37%              --           5.54%
3-Month U.S. T-Bills++.............    1.70%            1.89%          4.04%

------------------------

  * The Fund's Institutional Shares are not offered hereby, but all of the Fund's classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ.
 ** After-tax returns are shown for Class A Shares only and will vary for shares of the other classes of the Fund because those classes have different expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  + Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges. Returns shown for Class C Shares and for Class A and B shares for periods prior to inception are those of the Institutional Shares, adjusted for the fees and expenses of such classes. Class C Shares were not available for purchase until April 1, 2003.
 ++ Reflects no deduction for fees, expenses or taxes. Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

                                                  www.axarosenbergfunds.com   21

                   AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES
The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that we have identified as undervalued and short positions in such stocks that we have identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose any borrowings for investment purposes) in equity securities. When we believe that a security is undervalued relative to its peers, we may buy the security for the Fund's long portfolio. When we believe that a security is overvalued relative to its peers, we may sell the security short by borrowing it from a third party and selling it at the then-current market price. Our computerized investment process is designed to maintain continually approximately equal dollar amounts invested in long and short positions. By taking long and short positions in different stocks, the Fund attempts to limit the effect of general stock market movements on its performance.

The Fund may achieve a positive return if the securities in the Fund's long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities underlying its short positions increase in value more than the securities in its long portfolio. We will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

The Fund seeks to construct a diversified portfolio that has, in addition to limited exposure to the U.S. equity market risk generally, near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid-capitalization stocks. For purposes of the preceding sentence, this includes all but the 200 stocks principally traded in the markets of the United States with the largest market capitalizations. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with larger market capitalizations.

We use the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. We attempt to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. We attempt to moderate, although by no means eliminate, this value orientation through our computerized, risk-control optimization process. Of course, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of our stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

During the fiscal year ended March 31, 2003, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions investors receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary income rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because we could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that we will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

RISK OF SHORT SALES. We may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

STYLE RISK. Because our risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

                                                  www.axarosenbergfunds.com   23

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--CLASS A SHARES*
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     YEARLY PERFORMANCE

     CALENDAR YEAR END  ANNUAL RETURN (%)
                  1998             -1.23%
                  1999            -11.86%
                  2000             -4.10%
                  2001             11.12%
                  2002             27.69%

-------------------
* The annual returns in the bar chart do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. For the period January 1, 2003 through June 30, 2003, the aggregate (non-annualized) total return of Class A Shares was -5.03%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 24.97%, for the quarter ended 9/30/01, and its lowest quarterly return was -12.14%, for the quarter ended 12/31/01. Returns shown in the bar chart and the preceding sentence for periods prior to the inception of Class A are those of the Fund's Institutional Shares, adjusted to reflect the Class A fees and expenses. The Fund's Institutional Shares are not offered in this prospectus, but all of the Fund's classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns on 3-month U.S. Treasury Bills.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                            SINCE
                                          INCEPTION                   SINCE
                                          OF CLASS A                INCEPTION
                                            AND B                OF INSTITUTIONAL
                                PAST ONE    SHARES    PAST FIVE      SHARES*
                                  YEAR    (10/1/01)     YEARS       (12/16/97)
                                --------  ----------  ---------  ----------------
Class A Shares**+
  Return Before Taxes.........   20.68%       3.88%      2.28%           2.31%
  Return After Taxes on
    Distributions.............   20.68%       3.02%      2.07%           2.10%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares...............   12.70%       2.62%      1.72%           1.74%
Class B Shares+...............   22.07%       4.98%      2.56%           2.74%
Class C Shares+...............   23.45%         --       2.51%           2.42%
3-Month U.S. T-Bills++........    1.70%       1.89%      4.21%           4.22%

------------------------

  * The Fund's Institutional Shares are not offered hereby, but all of the Fund's classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ.
 ** After-tax returns are shown for Class A Shares only and will vary for shares of the other classes of the Fund because those classes have different expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  + Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges. Returns shown for Class C Shares and for Class A and B shares for periods prior to inception are those of the Institutional Shares, adjusted for the fees and expenses of such classes. Class C Shares were not available for purchase until March 18, 2003.
 ++ Reflects no deduction for fees, expenses or taxes. Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

                  AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES
The Fund attempts to achieve its investment objective by taking long positions in stocks from across all capitalization ranges that we have identified as undervalued and short positions in stocks that we have identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose any borrowings for investment purposes) in equity securities. There are no prescribed limits on the Fund's geographic asset distribution; it has the authority to invest in securities traded in the markets of any country in the world.

The Fund's portfolio has an equally-weighted combination of four distinct long/short strategies--a value long/short strategy, a large/ mid capitalization long/short strategy, a growth long/short strategy, and a European long/short strategy. The value long/short strategy, like the AXA Rosenberg Value Long/Short Equity Fund, takes long positions in small and mid capitalization stocks we have identified as undervalued and short positions in those we have identified as overvalued. For the purposes of the preceding sentence, this includes all but the 200 stocks principally traded in the markets of the United States with the largest market capitalizations. The large/mid capitalization long/short strategy, like the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, takes long positions in large and mid capitalization stocks we have identified as undervalued and short positions in those we have identified as overvalued. For the purposes of the preceding sentence, this includes the 500 largest capitalization stocks principally traded in the markets of the United States. The growth long/short strategy takes long positions in growth stocks we have identified as undervalued and short positions in growth stocks we have identified as overvalued. For the purposes of the preceding sentence, this includes stocks that we determine to be in the growth portion of the broad U.S. equity market. The European long/short strategy takes long positions in stocks of European companies we have identified as undervalued and short positions in those we have identified as overvalued. For the purposes of the preceding sentence, this includes equity securities of companies that are traded principally in developed markets across Europe.

When we believe that a security is undervalued relative to its peers, we may buy the security for the Fund's long portfolio. When we believe that a security is overvalued relative to its peers, we may sell the security short by borrowing it from a third party and selling it at the then-current market price. Our computerized investment process is designed to maintain continually, approximately equal dollar amounts invested in long and short positions. By taking long and short positions in different stocks that are approximately equal in value, the Fund attempts to limit the effect on its performance of general stock market movements in each geographical region within which it invests.

The Fund may achieve a positive return if the securities in its long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur a loss if the securities underlying its short positions increase in value more than the securities in its long portfolio. We will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

Under normal circumstances, our stock selection models will result in the Fund's long and short positions being overweighted in different business sectors (as well as different industries within sectors). In other words, the Fund may take long positions in a sector of the market that are not offset by short positions in that sector, and vice versa. Consequently, the Fund may have net exposures to different industries and sectors of the market, thereby increasing risk and the opportunity for loss should the stocks in a particular industry or sector not perform as predicted by our stock selection models. We select sectors to overweight or underweight based on a bottom-up evaluation of the stocks within a sector. If the stock selection models find most stocks within a sector to be attractive, then we would tend to overweight that sector. If the stock selection models find most stocks within a sector to be unattractive, then we would tend to engage in more short sales with respect to issuers in that sector. Our model optimizer then weighs the potential gain of a position against the risk in having overweighted/underweighted industry exposures (in addition to other risk measures) and suggests trades to improve the return and risk characteristics of the Fund's portfolio.

We use the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. We attempt to achieve returns for the Fund's shareholders which exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

                                                  www.axarosenbergfunds.com   25

We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. We attempt to moderate this value orientation and the effects on the Fund's performance of value and growth style swings in the broad market through our computerized, risk-control optimization process. Of course, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of our stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

During the fiscal year ended March 31, 2003, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions investors receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because we could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that we will fail to construct a portfolio of long and short positions that has limited exposure to general global stock market movements, capitalization ranges or other risk factors.

RISK OF SHORT SALES. We may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

FOREIGN INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests a portion of its assets in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

RISK OF OVERWEIGHTING. This is the risk that, by overweighting investments in certain sectors or industries of the stock market, the Fund will suffer a loss because of general advances or declines in the prices of stocks in those sectors or industries.

STYLE RISK. Because our risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--CLASS A SHARES*
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     YEARLY PERFORMANCE

     CALENDAR YEAR END  ANNUAL RETURN (%)
                  2001              3.45%
                  2002             21.86%

-------------------
* The annual returns in the bar chart do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. For the period January 1, 2003 through June 30, 2003, the aggregate (non-annualized) total returns of Class A Shares was -2.95%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 21.72%, for the quarter ended 9/30/01, and its lowest quarterly return was -11.84%, for the quarter ended 12/31/01. Returns shown in the bar chart and the preceding sentence for periods prior to the inception of Class A are those of the Fund's Institutional Shares, adjusted to reflect the Class A fees and expenses. The Fund's Institutional Shares are not offered in this prospectus, but all of the Fund's classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ.

                                                  www.axarosenbergfunds.com   27

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns on 3-month U.S. Treasury Bills.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                                   SINCE
                                                 INCEPTION         SINCE
                                                OF CLASS A       INCEPTION
                                                   AND B      OF INSTITUTIONAL
                                     PAST ONE     SHARES          SHARES*
                                       YEAR      (10/1/01)       (9/29/00)
                                     --------  -------------  ----------------
Class A Shares**+
  Return Before Taxes..............   15.17%           0.41%          6.65%
  Return After Taxes on
    Distributions..................   15.17%          -0.85%          5.49%
  Return After Taxes on
    Distributions and Sale of Fund
    Shares.........................    9.31%          -0.36%          4.71%
Class B Shares+....................   16.01%           1.21%          7.10%
Class C Shares+....................   17.81%             --           7.80%
3-Month U.S. T-Bills++.............    1.70%           1.89%          3.18%

------------------------

  * The Fund's Institutional Shares are not offered hereby, but all of the Fund's classes are invested in the same portfolio of securities and therefore their returns will differ only to the extent that their fees and expenses differ.
 ** After-tax returns are shown for Class A Shares only and will vary for shares of the other classes of the Fund because those classes have different expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  + Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges. Returns shown for Class C Shares and for Class A and B shares for periods prior to inception are those of the Institutional Shares, adjusted for the fees and expenses of such classes. Class C Shares were not available for purchase until March 17, 2003.
 ++ Reflects no deduction for fees, expenses or taxes. Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

                               FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

AXA ROSENBERG ENHANCED 500 FUND

                                                A             B            C(A)
                                            ----------    ----------    ----------
SHAREHOLDER FEES (paid directly from
 your investment):
  Maximum Sales Charge (Load)...........      3.00%         5.00%         1.50%
  Maximum Sales Charge (Load) Imposed on
    Purchases...........................      3.00%(b)     None           0.75%
  Maximum Deferred Sales Charge
    (Load)..............................    None(c)         5.00%(d)      0.75%(e)
  Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends................     None          None          None
  Redemption Fee (charged only to shares
    redeemed within one month of
    purchase)(f)........................      2.00%         2.00%         2.00%
  Exchange Fee..........................     None          None          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                   OPERATING EXPENSES
----------------------------------------------------------------------------------------
                                             CLASS A         CLASS B        CLASS C(A)
                                          --------------  --------------  --------------
Management Fees                                    0.50%           0.50%           0.50%
Distribution and Shareholder Service
  (12b-1) Fees                                     0.50%           1.00%           1.00%
Other Expenses                                     4.12%           4.48%           4.48%
                                          -------------   -------------   -------------
Total Annual Fund Operating Expenses               5.12%           5.98%           5.98%
Fee Waiver and/or Expense
  Reimbursement(g)                                -3.87%          -4.23%          -4.23%
                                          -------------   -------------   -------------
Net Expenses                                       1.25%           1.75%           1.75%
                                          =============   =============   =============

                                            EXAMPLE
------------------------------------------------------------------------------------------------
                                             AFTER         AFTER         AFTER         AFTER
                                             1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                          ------------  ------------  ------------  ------------
Class A                                       $424         $1,453        $2,480        $5,036
Class B                                       $678         $1,801        $2,800        $5,340
Class C                                       $327         $1,465        $2,655        $5,529
Assuming no redemption
  at end of period:
Class B                                       $178         $1,401        $2,600        $5,340
Class C                                       $252         $1,465        $2,655        $5,529

------------------------

(a) Class C Shares of this Fund are not currently available for purchase but may be available at any time, in our discretion.
(b) Class A Shares may be sold at net asset value without payment of any sales charge to the following entities:

          (1) Pension and profit sharing plans, pension funds and other company-sponsored benefit plans;
          (2) "Wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered into an agreement with the Trust or the Distributor; and
          (3) Participants in certain group retirement plans offered through a fee-based program that make cumulative purchases of $1 million or more.

(c) For purchases of Class A Shares in connection with which the Trust charges no initial sales charge, a CDSC of 1.00% may apply. See "Multiple Classes-- Class A Shares--Initial Sales Charge Alternative."
(d) The contingent deferred sales charge (CDSC) for Class B Shares decreases to 4% in the second year, 3% in the fourth year, 2% in the fifth year, 1% in the seventh year and 0% in the eighth year of ownership. Class B Shares convert to Class A Shares after eight years.
(e) The CDSC for Class C Shares applies only to shares redeemed within eighteen months of purchase.
(f) The Trust reserves the right, in its sole discretion, to waive this fee when, in our judgment, such waiver would be in the best interests of the Trust or the Fund. See "Redeeming Shares--Early Redemptions and Market Timing." The Fund charges no other redemption fees.
(g) Reflects our contractual undertaking in the Fee Limitation Agreement to waive our management fee and bear certain expenses (exclusive of nonrecurring account fees, extraordinary expenses, service fees, subtransfer agency and subaccounting fees and distribution and shareholder service fees) until 3/31/04 unless extended, modified or terminated by mutual agreement of the Trust and the Adviser. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year.

                                                  www.axarosenbergfunds.com   29

AXA ROSENBERG U.S. DISCOVERY, U.S. LARGE CAPITALIZATION, INTERNATIONAL EQUITY, INTERNATIONAL SMALL CAPITALIZATION, EUROPEAN, U.S. LONG/SHORT EQUITY, U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY, VALUE LONG/SHORT EQUITY AND GLOBAL LONG/SHORT EQUITY FUNDS

                                                A             B            C(A)
                                            ----------    ----------    ----------
SHAREHOLDER FEES (paid directly from
 your investment):
  Maximum Sales Charge (Load)...........      5.50%         5.00%         2.00%
  Maximum Sales Charge (Load) Imposed on
    Purchases...........................      5.50%(b)     None           1.00%
  Maximum Deferred Sales Charge
    (Load)..............................    None(c)         5.00%(d)      1.00%(e)
  Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends................     None          None          None
  Redemption Fee (charged only to shares
    redeemed within one month of
    purchase)(f)........................      2.00%         2.00%         2.00%
  Exchange Fee..........................     None          None          None

Please refer to footnotes on page 32.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES
The Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                   OPERATING EXPENSES
----------------------------------------------------------------------------------------
                                             CLASS A         CLASS B        CLASS C(A)
AXA ROSENBERG U.S. DISCOVERY FUND         --------------  --------------  --------------
  Management Fees                                  0.90%           0.90%           0.90%
  Distribution and Shareholder Service
    (12b-1) Fees                                   0.50%           1.00%           1.00%
  Other Expenses                                   2.62%           3.70%           3.70%
                                          -------------   -------------   -------------
  Total Annual Fund Operating Expenses             4.02%           5.60%           5.60%
  Fee Waiver and/or Expense
    Reimbursement(g)                              -2.37%          -3.45%          -3.45%
                                          -------------   -------------   -------------
  Net Expenses                                     1.65%           2.15%           2.15%
                                          =============   =============   =============

                                            EXAMPLES
------------------------------------------------------------------------------------------------
                                             AFTER         AFTER         AFTER         AFTER
                                             1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                          ------------  ------------  ------------  ------------
Class A                                       $709         $1,501        $2,310        $4,402
Class B                                       $718         $1,763        $2,694        $4.967
Class C                                       $416         $1,449        $2,569        $5,311
Assuming no redemption
  at end of period:
Class B                                       $218         $1,363        $2,494        $4,967
Class C                                       $316         $1,449        $2,569        $5,311

                                                 CLASS A         CLASS B        CLASS C(A)
AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND  --------------  --------------  --------------
  Management Fees                                      0.75%           0.75%           0.75%
  Distribution and Shareholder Service
    (12b-1) Fees                                       0.50%           1.00%           1.00%
  Other Expenses                                       1.36%           1.97%           1.97%
                                              -------------   -------------   -------------
  Total Annual Fund Operating Expenses                 2.61%           3.72%           3.72%
  Fee Waiver and/or Expense Reimbursement(g)          -1.11%          -1.72%          -1.72%
                                              -------------   -------------   -------------
  Net Expenses                                         1.50%           2.00%           2.00%
                                              =============   =============   =============

                                             AFTER         AFTER         AFTER         AFTER
                                             1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                          ------------  ------------  ------------  ------------
Class A                                       $694         $1,217        $1,765        $3,254
Class B                                       $703         $1,379        $1,975        $3,610
Class C                                       $401         $1,069        $1,858        $3,918
Assuming no redemption
  at end of period:
Class B                                       $203         $  979        $1,775        $3,610
Class C                                       $301         $1,069        $1,858        $3,918

                                             CLASS A         CLASS B        CLASS C(A)
AXA ROSENBERG INTERNATIONAL EQUITY FUND   --------------  --------------  --------------
  Management Fees                                  0.85%           0.85%           0.85%
  Distribution and Shareholder Service
    (12b-1) Fees                                   0.50%           1.00%           1.00%
  Other Expenses                                   4.45%           4.25%           4.25%
                                          -------------   -------------   -------------
  Total Annual Fund Operating Expenses             5.80%           6.10%           6.10%
  Fee Waiver and/or Expense
    Reimbursement(g)                              -3.95%          -3.75%          -3.75%
                                          -------------   -------------   -------------
  Net Expenses                                     1.85%           2.35%           2.35%
                                          =============   =============   =============

                                             AFTER         AFTER         AFTER         AFTER
                                             1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                          ------------  ------------  ------------  ------------
Class A                                       $728         $1,849        $2,953        $5,636
Class B                                       $738         $1,877        $2,888        $5,549
Class C                                       $436         $1,562        $2,761        $5,646
Assuming no redemption
  at end of period:
Class B                                       $238         $1,477        $2,688        $5,549
Class C                                       $336         $1,562        $2,761        $5,646

AXA ROSENBERG INTERNATIONAL SMALL            CLASS A         CLASS B        CLASS C(A)
CAPITALIZATION FUND                       --------------  --------------  --------------
  Management Fees                                  1.00%           1.00%           1.00%
  Distribution and Shareholder Service
    (12b-1) Fees                                   0.50%           1.00%           1.00%
  Other Expenses                                   1.68%           1.75%           1.75%
                                          -------------   -------------   -------------
  Total Annual Fund Operating Expenses             3.18%           3.75%           3.75%
  Fee Waiver and/or Expense
    Reimbursement(g)                              -1.18%          -1.25%          -1.25%
                                          -------------   -------------   -------------
  Net Expenses                                     2.00%           2.50%           2.50%
                                          =============   =============   =============

                                             AFTER         AFTER         AFTER         AFTER
                                             1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                          ------------  ------------  ------------  ------------
Class A                                       $742         $1,372        $2,026        $3,766
Class B                                       $753         $1,432        $2,029        $3,788
Class C                                       $451         $1,121        $1,911        $3,974
Assuming no redemption
  at end of period:
Class B                                       $253         $1,032        $1,829        $3,788
Class C                                       $351         $1,121        $1,911        $3,974

Please refer to footnotes on page 32.

                              OPERATING EXPENSES
------------------------------------------------------------------------------
                                   CLASS A         CLASS B        CLASS C(A)
AXA ROSENBERG EUROPEAN FUND     --------------  --------------  --------------
  Management Fees                        0.75%           0.75%           0.75%
  Distribution and Shareholder
    Service (12b-1) Fees                 0.50%           1.00%           1.00%
  Other Expenses                         4.39%           4.36%           4.36%
                                -------------   -------------   -------------
  Total Annual Fund Operating
    Expenses                             5.64%           6.11%           6.11%
  Fee Waiver and/or Expense
    Reimbursement(g)                    -3.89%          -3.86%          -3.86%
                                -------------   -------------   -------------
  Net Expenses                           1.75%           2.25%           2.25%
                                =============   =============   =============

                                       EXAMPLES
--------------------------------------------------------------------------------------
                                   AFTER         AFTER         AFTER         AFTER
                                   1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                ------------  ------------  ------------  ------------
Class A                             $718         $1,812        $2,891        $5,530
Class B                             $728         $1,870        $2,884        $5,521
Class C                             $426         $1,555        $2,757        $5,648
Assuming no redemption
  at end of period:
Class B                             $228         $1,470        $2,684        $5,521
Class C                             $326         $1,555        $2,757        $5,648

                                              CLASS A         CLASS B        CLASS C(A)
AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND  --------------  --------------  --------------
  Management Fees                                   1.25%           1.25%           1.25%
  Distribution and Shareholder Service
    (12b-1) Fees                                    0.50%           1.00%           1.00%
  Other Expenses(h)                                 1.00%           1.00%           1.00%
                                           -------------   -------------   -------------
  Total Annual Fund Operating Expenses              2.75%           3.25%           3.25%
  Fee Waiver and/or Expense
    Reimbursement(g)                               -0.75%          -0.75%          -0.75%
                                           -------------   -------------   -------------
  Net Expenses                                      2.00%           2.50%           2.50%
                                           =============   =============   =============

                                   AFTER         AFTER
                                   1 YEAR       3 YEARS
                                ------------  ------------
Class A                             $742         $1,289
Class B                             $753         $1,331
Class C                             $451         $1,022
Assuming no redemption
  at end of period:
Class B                             $253           $931
Class C                             $351         $1,022

AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION     CLASS A         CLASS B         CLASS C
LONG/SHORT EQUITY FUND                       --------------  --------------  --------------
  Management Fees                                     1.00%           1.00%           1.00%
  Distribution and Shareholder Service
    (12b-1) Fees                                      0.50%           1.00%           1.00%
  Other Expenses
    Dividend Expenses on Securities Sold
      Short                                           1.45%           1.48%           1.48%
    Remainder of Other Expenses                       1.08%           1.13%           1.13%
                                             -------------   -------------   -------------
  Total                                               2.53%           2.61%           2.61%
                                             -------------   -------------   -------------
  Total Annual Fund Operating Expenses                4.03%           4.61%           4.61%
  Fee Waiver and/or Expense
    Reimbursement(g)                                 -0.86%          -0.94%          -0.94%
                                             -------------   -------------   -------------
  Net Expenses                                        3.17%           3.67%           3.67%
                                             =============   =============   =============

                                   AFTER         AFTER         AFTER         AFTER
                                   1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                ------------  ------------  ------------  ------------
Class A                             $852         $1,635        $2,434        $4,499
Class B                             $869         $1,707        $2,453        $4,532
Class C                             $566         $1,394        $2,330        $4,702
Assuming no redemption
  at end of period:
Class B                             $369         $1,307        $2,253        $4,532
Class C                             $466         $1,394        $2,330        $4,702

                                               CLASS A         CLASS B         CLASS C
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND  --------------  --------------  --------------
  Management Fees                                    1.50%           1.50%           1.50%
  Distribution and Shareholder Service
    (12b-1) Fees                                     0.50%           1.00%           1.00%
  Other Expenses
    Dividend Expenses on Securities Sold
      Short                                          0.76%           0.75%           0.75%
    Remainder of Other Expenses                      0.55%           0.57%           0.57%
                                            -------------   -------------   -------------
  Total                                              1.31%           1.32%           1.32%
                                            -------------   -------------   -------------
  Total Annual Fund Operating Expenses               3.31%           3.82%           3.82%
  Fee Waiver and/or Expense
    Reimbursement(g)                                -0.39%          -0.40%          -0.40%
                                            -------------   -------------   -------------
  Net Expenses                                       2.92%           3.42%           3.42%
                                            =============   =============   =============

                                   AFTER         AFTER         AFTER         AFTER
                                   1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                ------------  ------------  ------------  ------------
Class A                             $829         $1,478        $2,150        $3,931
Class B                             $845         $1,530        $2,134        $3,918
Class C                             $541         $1,219        $2,015        $4,088
Assuming no redemption
  at end of period:
Class B                             $345         $1,130        $1,934        $3,918
Class C                             $441         $1,219        $2,015        $4,088

Please refer to footnotes on page 32.

                                                  www.axarosenbergfunds.com   31

                                    OPERATING EXPENSES
-------------------------------------------------------------------------------------------
                                                CLASS A         CLASS B         CLASS C
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND  --------------  --------------  --------------
  Management Fees                                     1.50%           1.50%           1.50%
  Distribution and Shareholder Service
    (12b-1) Fees                                      0.50%           1.00%           1.00%
  Other Expenses
    Dividend Expenses on Securities Sold
      Short                                           1.12%           1.13%           1.13%
    Remainder of Other Expenses*                      2.01%           2.01%           2.01%
                                             -------------   -------------   -------------
  Total                                               3.13%           3.14%           3.14%
                                             -------------   -------------   -------------
  Total Annual Fund Operating Expenses                5.13%           5.64%           5.64%
  Fee Waiver and/or Expense
    Reimbursement(g)                                 -1.63%          -1.64%          -1.64%
                                             -------------   -------------   -------------
  Net Expenses                                        3.50%           4.00%           4.00%
                                             =============   =============   =============

                                       EXAMPLES
--------------------------------------------------------------------------------------
                                   AFTER         AFTER         AFTER         AFTER
                                   1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                ------------  ------------  ------------  ------------
Class A                             $883         $1,866        $2,846        $5,286
Class B                             $902         $1,934        $2,852        $5,291
Class C                             $598         $1,619        $2,725        $5,430
Assuming no redemption
  at end of period:
Class B                             $402         $1,534        $2,652        $5,291
Class C                             $498         $1,619        $2,725        $5,430

------------------------

(a) Class C Shares are currently available for the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg Value Long/Short Equity Fund and AXA Rosenberg Global Long/Short Equity Fund. Class C Shares of the other Funds presented in this table may be made available at any time, in our discretion.
(b) Class A Shares may be sold at net asset value without payment of any sales charge to the following entities:

          (1) Pension and profit sharing plans, pension funds and other company-sponsored benefit plans;
          (2) "Wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered into an agreement with the Trust or the Distributor; and
          (3) Participants in certain group retirement plans offered through a fee-based program that make cumulative purchases of $1 million or more.

(c) For purchases of Class A Shares in connection with which the Trust charges no initial sales charge, a CDSC of 1.00% may apply. See "Multiple Classes-- Class A Shares--Initial Sales Charge Alternative."
(d) The contingent deferred sales charge (CDSC) for Class B Shares decreases to 4% in the second year, 3% in the fourth year, 2% in the fifth year, 1% in the seventh year and 0% in the eighth year of ownership. Class B Shares convert to Class A Shares after eight years.
(e) The CDSC for Class C Shares applies only to shares redeemed within eighteen months of purchase.
(f) The Trust reserves the right, in its sole discretion, to waive this fee when, in our judgment, such waiver would be in the best interests of the Trust or the relevant Fund. See "Redeeming Shares--Early Redemptions and Market Timing." The Funds charge no other redemption fees.
(g) Reflects our contractual undertaking in the Fee Limitation Agreement to waive our management fee and bear certain expenses (exclusive of nonrecurring account fees, extraordinary expenses, dividends and interest on securities sold short, service fees, subtransfer agency and subaccounting fees and distribution and shareholder service fees) until 3/31/04 unless extended, modified or terminated by mutual agreement of the Trust and the Adviser. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by a Fund to the Adviser to the extent that the repayment will not cause such Fund's Net Expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year.
(h) Because the AXA Rosenberg U.S. Long/Short Equity Fund is a new fund (as defined in Form N-1A under the Investment Company Act of 1940, as amended (the "1940 Act")), "Other Expenses" are based on estimated amounts for the current fiscal year.
  * Restated to reflect the higher custodial fees associated with the AXA Rosenberg Global Long/Short Equity Fund's foreign investments.

                                PRINCIPAL RISKS

The value of your investment in a Fund changes with the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect a particular Fund's investments as a whole. Any Fund could be subject to additional risks because the types of investments made by the Funds can change over time.

PRINCIPAL RISKS BY FUND

                                             FOREIGN      SMALL
                                            (INCLUDING    AND/OR                   RISK
                                            EUROPEAN)    MID-SIZE                   OF
                                INVESTMENT  INVESTMENT   COMPANY     CURRENCY     SHORT
                                  RISKS        RISK        RISK        RISK       SALES
                                ----------  ----------  ----------  ----------  ----------
AXA Rosenberg U.S. Discovery
  Fund........................      X                       X
AXA Rosenberg U.S. Large
  Capitalization Fund.........      X
AXA Rosenberg Enhanced 500
  Fund........................      X
AXA Rosenberg International
  Equity Fund.................      X           X                       X
AXA Rosenberg International
  Small Capitalization Fund...      X           X           X           X
AXA Rosenberg European Fund...      X           X           X           X
AXA Rosenberg U.S. Long/Short
  Equity Fund.................      X                       X                       X
AXA Rosenberg U.S. Large/Mid
  Capitalization Long/Short
  Equity Fund.................      X                                               X
AXA Rosenberg Value Long/Short
  Equity Fund.................      X                       X                       X
AXA Rosenberg Global
  Long/Short Equity Fund......      X           X           X           X           X


                                                                     RISK OF
                                PORTFOLIO   MANAGEMENT    MARKET      OVER-     DERIVATIVES    STYLE
                                 TURNOVER      RISK        RISK     WEIGHTING      RISK         RISK
                                ----------  ----------  ----------  ----------  -----------  ----------
AXA Rosenberg U.S. Discovery
  Fund........................      X           X
AXA Rosenberg U.S. Large
  Capitalization Fund.........      X           X                       X
AXA Rosenberg Enhanced 500
  Fund........................      X           X
AXA Rosenberg International
  Equity Fund.................      X           X
AXA Rosenberg International
  Small Capitalization Fund...      X           X
AXA Rosenberg European Fund...      X           X                                    X
AXA Rosenberg U.S. Long/Short
  Equity Fund.................      X           X           X                                    X
AXA Rosenberg U.S. Large/Mid
  Capitalization Long/Short
  Equity Fund.................      X           X           X           X                        X
AXA Rosenberg Value Long/Short
  Equity Fund.................      X           X           X                                    X
AXA Rosenberg Global
  Long/Short Equity Fund......      X           X           X           X                        X

INVESTMENT RISKS. An investment in any of the Funds involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting a Fund's portfolio. These types of risks may be greater with respect to investments in securities of foreign issuers. Investment in shares of the Funds is, like an investment in common stocks, more volatile and risky than some other forms of investment. Also, each of the AXA Rosenberg U.S. Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/ Short Equity Fund, AXA Rosenberg Value Long/Short Equity Fund and the AXA Rosenberg Global Long/Short Equity Fund, (collectively, the "Long/Short Funds") is subject to the risk that its long positions may decline in value at the same time that the market value of securities sold short increases, thereby increasing the magnitude of the loss that you may suffer on your investment as compared with more conventional stock mutual funds. This risk is significant for all Funds.

FOREIGN (INCLUDING EUROPEAN) INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates and exchange control regulations (including limitations on currency movements and exchanges) and will generally be greater for investments in less developed countries. A foreign government may expropriate or nationalize invested assets, or impose withholding taxes on dividend or interest payments. A Fund may be unable to obtain and enforce judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. This risk is particularly significant for the AXA Rosenberg International Equity Fund, the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg European Fund and the AXA Rosenberg Global Long/ Short Equity Fund.

SMALL AND/OR MID-SIZE COMPANY RISK. Companies with small or mid-sized market capitalizations may be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group. Typically, such companies have fewer securities outstanding, and their securities may be less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume and are generally more sensitive to purchase and sale transactions. Accordingly, the prices of such securities tend to be more volatile than the prices of the securities of companies with larger market capitalizations, or the absolute values of changes in the prices of the securities of these companies tend to be greater than those of larger, more established companies. This risk is particularly significant for the AXA Rosenberg U.S. Discovery Fund, the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg European Fund, the AXA Rosenberg U.S. Long/Short Equity Fund, the AXA Rosenberg Value Long/Short Equity Fund and the AXA Rosenberg Global Long/Short Equity Fund.

                                                  www.axarosenbergfunds.com   33

CURRENCY RISK. Investments in securities denominated in and/or receiving revenues in foreign currencies (including the euro) are subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a Fund would be adversely affected. This risk is particularly significant for the AXA Rosenberg International Equity Fund, the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg European Fund and the AXA Rosenberg Global Long/Short Equity Fund.

RISK OF SHORT SALES. When we believe that a security is overvalued, we may cause one or more of the Long/Short Funds to sell the security short by borrowing it from a third party and selling it at the then current market price. The Fund is then obligated to buy the security at a later date so it can return the security to the lender. The Fund will incur a loss if the price of the borrowed security increases between the time the Fund sells it short and the time the Fund must replace it. No Fund can guarantee that it will be able to replace a security at any particular time or at an acceptable price.

While the Fund is short a security, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement share immediately at the stock's then-current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position. The Fund's gain on a short sale, before transaction costs, is limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender (which cannot fall below zero). By contrast, its potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases, and that price may rise indefinitely.

Short sales also involve other costs. To borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, costs and expenses it is required to pay in connection with the short sale.

Until a Long/Short Fund replaces a borrowed security, it will maintain daily a segregated account with its Custodian containing cash, U.S. government securities, or other liquid securities. The amount deposited in the segregated account plus any amount held as collateral with a broker or other custodian will at least equal the current market value of the security sold short. Depending on the arrangements made with such broker or custodian, a Fund might not receive any payments (including interest) on collateral held with the broker or custodian. The assets used to cover the Fund's short sales will not be available to use for redemptions. No Long/ Short Fund will make a short sale if, after giving effect to the sale, the market value of all securities sold short would exceed 100% of the value of such Fund's net assets.

PORTFOLIO TURNOVER. The consideration of portfolio turnover does not constrain our investment decisions. Each of the Funds is actively managed and, in some cases, a Fund's portfolio turnover may exceed 100%. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions or other transaction costs. Such costs will reduce the relevant Fund's return. A higher portfolio turnover rate may also result in the realization of substantial net short-term gains, which are taxable as ordinary income to shareholders when distributed. This risk is significant for all Funds.

MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. This is the risk that we will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that we will produce the desired results. In some cases, certain investments may be unavailable or we may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to a particular Fund or Funds.

Each Long/Short Fund will lose money if we fail to purchase, sell or sell short different stocks such that the securities in the relevant Fund's long portfolio, in the aggregate, increase in value more than the securities underlying the Fund's short positions. Management risk is heightened for those Funds because we could make poor stock selections for both the long and the short portfolios. Also, we may fail to construct a portfolio for a Long/Short Fund that has limited exposure to general equity market risk or that has limited exposure to specific industries (in the case of the AXA Rosenberg Value Long/Short Equity
Fund), specific capitalization ranges and certain other risk factors.

MARKET RISK. Although each of the Long/Short Funds seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that we will fail to construct for any given Long/Short Fund a portfolio of long and short positions that has limited exposure to general stock market movements, capitalization or other risk factors.

RISK OF OVERWEIGHTING. This is the risk that, by overweighting investments in certain sectors or industries of the stock market, the AXA Rosenberg U.S. Large Capitalization Fund, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund and/or the AXA Rosenberg Global Long/Short Equity Fund will suffer a loss because of general advances or declines on the prices of stocks in those sectors or industries.

STYLE RISK. For the Long/Short Funds, this is the risk that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks because our risk control policy is not intended to yield a perfectly style-neutral portfolio. For the AXA Rosenberg U.S. Long/Short Equity Fund, this is the risk that although it attempts to maintain approximately equal dollar amounts in value stocks in its long and short portfolios, the Fund's performance will exhibit a greater sensitivity to the value-growth cycle within the U.S. markets than is intended because the Adviser does not have perfect control over the extent of the Fund's value orientation.

DERIVATIVES RISK. The AXA Rosenberg European Fund may use derivative instruments, which in this case are financial contracts whose value depends upon, or is derived from, the value of an underlying index. We will sometimes use derivatives as a part of a strategy designed to reduce other risks and sometimes for investment purposes, which will cause the Fund to incur leverage, thereby increasing opportunities for gain and the magnitude of the Fund's risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying securities or indices.

                                                  www.axarosenbergfunds.com   35

                          PERFORMANCE INFORMATION FOR
             THE ADVISER'S OTHER SMALL/MID CAPITALIZATION ACCOUNTS

We also serve as adviser to other small/mid capitalization accounts (the "Other Small/Mid Capitalization Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg U.S. Discovery Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE AXA ROSENBERG U.S. DISCOVERY FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the AXA Rosenberg U.S. Discovery Fund may vary from the performance of the Other Small/Mid Capitalization Accounts. The performance information shown below is based on a composite of all of our accounts and those of our predecessor with investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg U.S. Discovery Fund and has been adjusted to give effect to the annualized net expenses of the AXA Rosenberg U.S. Discovery Fund (as set forth in the Annual Fund Operating Expenses table, above). None of the Other Small/Mid Capitalization Accounts have been registered under the 1940 Act, and therefore they are not subject to certain investment restrictions imposed by the 1940 Act. If the Other Small/Mid Capitalization Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, the Other Small/Mid Capitalization Accounts were not subject to Subchapter M of the Internal Revenue Code. If the Other Small/Mid Capitalization Accounts had been subject to Subchapter M, their performance and the composite performance might have been adversely affected. As noted below, the returns in the bar chart reflect adjustments for the fees and expenses of Class A Shares. The other classes of the AXA Rosenberg U.S. Discovery Fund have different expense ratios than Class A Shares, and therefore if the returns of the Other Small/ Mid Capitalization Accounts were adjusted for the fees and expenses of those classes, they would be different than those shown in the bar chart.

The bar chart and table below show:

    - CHANGES IN THE OTHER SMALL/MID CAPITALIZATION ACCOUNTS' PERFORMANCE FROM YEAR TO YEAR OVER THE LIFE OF THE OTHER SMALL/MID CAPITALIZATION ACCOUNT COMPOSITE; AND
    - HOW THE OTHER SMALL/MID CAPITALIZATION ACCOUNTS' AVERAGE ANNUAL RETURNS OVER ONE YEAR, FIVE YEARS, AND THE LIFE OF THE OTHER SMALL/MID CAPITALIZATION ACCOUNT COMPOSITE COMPARE TO THOSE OF A BROAD-BASED SECURITIES MARKET INDEX.

YEARLY PERFORMANCE (%)--OTHER SMALL/MID CAPITALIZATION ACCOUNTS (ADJUSTED FOR FEES AND NET EXPENSES OF CLASS A SHARES*)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     YEARLY PERFORMANCE

     CALENDAR YEAR END  ANNUAL RETURN (%)
                  1997             32.31%
                  1998              0.53%
                  1999             20.72%
                  2000             15.03%
                  2001              8.72%
                  2002             -7.64%

-------------------
* The annual returns in the bar chart do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. For the period January 1, 2003 through June 30, 2003, the aggregate (non-annualized) total return of the Other Small/ Mid Capitalization Accounts was 12.96% (based on the fees and net expenses of Class A Shares).

During all periods shown in the bar graph, the Other Small/Mid Capitalization Accounts' highest quarterly return was 19.00%, for the quarter ended 12/31/99, and their lowest quarterly return was -19.03%, for the quarter ended 9/30/98.

PERFORMANCE TABLE
This table shows how the Other Small/Mid Capitalization Accounts' performance compares with the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)*

                                        PAST ONE        PAST FIVE     SINCE INCEPTION
                                          YEAR            YEARS          (2/1/96)
                                     ---------------  --------------  ---------------
Other Small/Mid Capitalization
  Accounts (adjusted for the fees
  and expenses of Class A
  Shares)..........................          -12.71%           5.79%           11.66%
Other Small/Mid Capitalization
  Accounts (adjusted for the fees
  and expenses of Class B
  Shares)..........................          -13.02%           5.74%           11.45%
Other Small/Mid Capitalization
  Accounts (adjusted for the fees
  and expenses of Class C
  Shares)..........................          -10.27%           5.84%           11.44%
Russell 2500 Index**...............          -17.80%           1.57%            6.93%

------------------------

  * Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges. All returns are stated before the imposition of taxes. After-tax returns would be lower than those shown.
 ** Reflects no deduction for fees, expenses or taxes. The Russell 2500 Index consists of the smallest 2500 securities in the Russell 3000 Index. (The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.) The Russell 2500 Index represents approximately 17% of the Russell 3000 Index total market capitalization.

There has been one modification to our small/mid capitalization accounts strategy since its inception in 1996. In October 1998, our predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Earnings Forecast Model. See "The Adviser's General Investment Philosophy--Stock Selection." Despite this enhancement to our small/mid capitalization strategy, the AXA Rosenberg U.S. Discovery Fund has investment objectives, policies and strategies that are substantially similar to those of the Other Small/Mid Capitalization Accounts.

                                                  www.axarosenbergfunds.com   37

                   PERFORMANCE INFORMATION FOR THE ADVISER'S
                      OTHER LARGE CAPITALIZATION ACCOUNTS

We also serve as adviser to other large capitalization accounts (the "Other Large Capitalization Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg U.S. Large Capitalization Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the AXA Rosenberg U.S. Large Capitalization Fund may vary from the performance of the Other Large Capitalization Accounts. The performance information shown below is based on a composite of all of our accounts and those of our predecessor with investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg U.S. Large Capitalization Fund and has been adjusted to give effect to the annualized net expenses of the AXA Rosenberg U.S. Large Capitalization Fund (as set forth in the Annual Fund Operating Expenses table, above). None of the Other Large Capitalization Accounts have been registered under the 1940 Act and therefore they are not subject to certain investment restrictions imposed by the 1940 Act. If the Other Large Capitalization Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, the Other Large Capitalization Accounts were not subject to Subchapter M of the Internal Revenue Code. If the Other Large Capitalization Accounts had been subject to Subchapter M, their performance and the composite performance might have been adversely affected. As noted below, the returns in the bar chart reflect adjustments for the fees and expenses of Class A Shares. The other classes of the AXA Rosenberg U.S. Large Capitalization Fund have different expense ratios than Class A Shares, and therefore if the returns of the Other Large Capitalization Accounts were adjusted for the fees and expenses of those classes, they would be different than those shown in the bar chart.

The bar chart and table below show:

    - CHANGES IN THE OTHER LARGE CAPITALIZATION ACCOUNTS' PERFORMANCE FROM YEAR TO YEAR OVER THE LAST TEN CALENDAR YEARS; AND
    - HOW THE OTHER LARGE CAPITALIZATION ACCOUNTS' AVERAGE ANNUAL RETURNS OVER ONE YEAR, FIVE YEARS, AND TEN YEARS COMPARE TO THOSE OF A BROAD-BASED SECURITIES MARKET INDEX.

YEARLY PERFORMANCE (%)--OTHER LARGE CAPITALIZATION ACCOUNTS (ADJUSTED FOR FEES AND NET EXPENSES OF CLASS A SHARES*)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     YEARLY PERFORMANCE

     CALENDAR YEAR END  ANNUAL RETURN (%)
                  1993             11.96%
                  1994              0.86%
                  1995             34.65%
                  1996             22.15%
                  1997             28.33%
                  1998             29.60%
                  1999             22.57%
                  2000            -11.70%
                  2001             -5.61%
                  2002            -15.75%

-------------------
* The annual returns in the bar chart do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. For the period January 1, 2003 to June 30, 2003, the aggregate (non-annualized) total returns of the Other Large Capitalization Accounts was 9.82% (based on the fees and net expenses of Class A Shares).

During all periods shown in the bar graph, the Other Large Capitalization Accounts' highest quarterly return was 26.51%, for the quarter ended 12/31/98, and their lowest quarterly return was -15.12%, for the quarter ended 9/30/02.

PERFORMANCE TABLE
This table shows how the Other Large Capitalization Accounts' performance compares with the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)*

                                        PAST ONE        PAST FIVE        PAST TEN
                                          YEAR            YEARS            YEARS
                                     ---------------  --------------  ---------------
Other Large Capitalization Accounts
  (adjusted for the fees and
  expenses of Class A Shares)......          -20.37%           1.06%            9.65%
Other Large Capitalization Accounts
  (adjusted for the fees and
  expenses of Class B Shares)......          -20.35%           1.34%            9.74%
Other Large Capitalization Accounts
  (adjusted for the fees and
  expenses of Class C Shares)......          -17.83%           1.51%            9.63%
Russell 1000 Index**...............           21.65%          -0.58%            9.19%

------------------------

  * Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges. All returns are stated before the imposition of taxes. After-tax returns would be lower than those shown.
 ** Reflects no deduction for fees, expenses or taxes. The Russell 1000 Index consists of the 1000 largest securities in the Russell 3000 Index. (The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.)

There have been two modifications to our large capitalization accounts strategy in the past ten years. First, our predecessor incorporated its Investor Sentiment Model into its large capitalization strategy in April 1993. The second enhancement to our large capitalization strategy occurred in October 1998 when our predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Earnings Forecast Model. See "The Adviser's General Investment Philosophy--Stock Selection." Despite these enhancements to our large capitalization strategy, the AXA Rosenberg U.S. Large Capitalization Fund has investment objectives, policies and strategies that are substantially similar to those of the Other Large Capitalization Accounts.

                                                  www.axarosenbergfunds.com   39

                   PERFORMANCE INFORMATION FOR THE ADVISER'S
                            OTHER EUROPEAN ACCOUNTS

We also serve as adviser to other European accounts (the "Other European Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg European Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE AXA ROSENBERG EUROPEAN FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the AXA Rosenberg European Fund may vary from the performance of the Other European Accounts. The performance information shown below is based on a composite of all of our accounts and those of our predecessor with investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg European Fund and has been adjusted to give effect to the annualized net expenses of the AXA Rosenberg European Fund (as set forth in the Annual Fund Operating Expenses table, above). None of the Other European Accounts have been registered under the 1940 Act and therefore they are not subject to certain investment restrictions imposed by the 1940 Act. If the Other European Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, all but one of the Other European Accounts were not subject to Subchapter M of the Internal Revenue Code. If such Other European Accounts had been subject to Subchapter M, their performance and the composite performance might have been adversely affected. As noted below, the returns in the bar chart reflect adjustments for the fees and expenses of Class A Shares. The other classes of the AXA Rosenberg European Fund have different expense ratios than Class A Shares, and therefore if the returns of the Other European Accounts were adjusted for the fees and expenses of those classes, they would be different than those shown in the bar chart.

The bar chart and table below show:

    - CHANGES IN THE OTHER EUROPEAN ACCOUNTS' PERFORMANCE FROM YEAR TO YEAR OVER THE LAST TEN CALENDAR YEARS; AND
    - HOW THE OTHER EUROPEAN ACCOUNTS' AVERAGE ANNUAL RETURNS OVER ONE YEAR, FIVE YEARS, AND THE LIFE OF THE OTHER EUROPEAN ACCOUNT COMPOSITE COMPARE TO THOSE OF AN INDEX WITH A SIMILAR INVESTMENT ORIENTATION AND A BROAD-BASED SECURITIES MARKET INDEX.

YEARLY PERFORMANCE (%)--OTHER EUROPEAN ACCOUNTS (ADJUSTED FOR FEES AND NET EXPENSES OF CLASS A SHARES*)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     YEARLY PERFORMANCE

     CALENDAR YEAR END  ANNUAL RETURN (%)
                  1993             30.38%
                  1994              4.69%
                  1995             20.31%
                  1996             22.22%
                  1997             27.71%
                  1998             22.29%
                  1999             20.54%
                  2000             -5.25%
                  2001            -17.65%
                  2002            -16.71%

-------------------
* The annual returns in the bar chart do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. For the period January 1, 2003 through June 30, 2003, the aggregate non-annualized) total return of the Other Accounts was 13.43% (based on the fees and net expenses of Class A Shares).

During all periods shown in the bar graph, the Other European Accounts' highest quarterly return was 19.31%, for the quarter ended 3/31/98, and their lowest quarterly return was -25.16%, for the quarter ended 9/30/02.

PERFORMANCE TABLE
This table shows how the Other European Accounts' performance compares with the returns of an index with a similar investment orientation and the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)*

                                        PAST ONE        PAST FIVE        PAST TEN
                                          YEAR            YEARS           YEARS
                                     ---------------  --------------  --------------
Other European Accounts (adjusted
  for the fees and expenses of
  Class A Shares)..................          -21.28%          -1.98%           8.78%
Other European Accounts (adjusted
  for the fees and expenses of
  Class B Shares)..................          -21.26%          -1.75%           8.86%
Other European Accounts (adjusted
  for the fees and expenses of
  Class C Shares)..................          -18.76%          -1.55%           8.75%
MSCI Europe Index**................          -18.09%          -1.96%           8.33%
Blended Benchmark+.................          -17.83%          -1.93%           8.25%

------------------------

  * Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges. All returns are stated before the imposition of taxes. After-tax returns would be lower than those shown.
 ** Reflects no deduction for fees, expenses or taxes. The MSCI Europe Index is an equity index prepared by Morgan Stanley Capital International and is currently comprised of 15 developed European markets, including the United Kingdom, based on large and medium capitalization securities which are sorted by industry group and selected, at full market capitalization weight, on the basis of investability (as determined by size, long and short term volume and free float).
  + Reflects no deduction for fees, expenses or taxes. The benchmark is a value-weighted composite of the indices selected by the Adviser for comparison purposes. The country weights of the portfolios are plus or minus 3% of the country weights of the Other Accounts' designated benchmarks. Benchmark index weightings as of 12/31/02 were: 30.34% FTSE World Europe Special, 8.94% Financial Times Europe, 60.41% MSCI-Europe, and 0.61% MCSI-Europe ex-Norway.

There have been two modifications to our European accounts strategy in the past ten years. First, our predecessor incorporated its Investor Sentiment Model into its European strategy in April 1993. The second enhancement to our European strategy occurred in October 1998 when our predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Earnings Forecast Model. See "The Adviser's General Investment Philosophy--Stock Selection." Despite this enhancement to our European strategy, the AXA Rosenberg European Fund has investment objectives, policies and strategies that are substantially similar to those of the Other European Accounts.

                  THE ADVISER'S GENERAL INVESTMENT PHILOSOPHY

We use a bottom-up, fundamental stock selection process driven by proprietary technology for all the Trust's portfolios, through which we seek to outperform a benchmark while diversifying investment risk across a portfolio's holdings. In seeking to outperform each Fund's designated benchmark, we also attempt to control risk in each Fund's portfolio relative to the securities constituting that benchmark. Since each Fund is substantially invested in equities at all times, we do not seek to earn an extraordinary return by timing the market. We seek to avoid constructing a portfolio that differs significantly from the benchmark with respect to characteristics such as market capitalization, historic relative volatility and industry weightings. Each Fund seeks to have exposure to these factors similar to that of the designated benchmark.

INVESTMENT PHILOSOPHY
We believe that a company's fundamentals drive its earnings, and that its earnings--both short and long term--ultimately drive performance. Our investment strategy is based on the belief that stock prices imperfectly reflect the present value of the expected future earnings of companies, their "fundamental values." We believe that market prices will converge towards fundamental values over time, and that therefore, if we can accurately determine fundamental value and can apply a disciplined investment process to select those stocks that are currently undervalued (in the case of purchases) or overvalued (in the case of short sales), we will outperform a Fund's benchmark over time.

The premise of our investment philosophy is that there is a link between the price of a stock and the underlying financial and operational characteristics of the company. In other words, the price reflects the market's assessment of how well the company is positioned to generate future earnings and/or future cash flow. We identify and purchase those stocks that are undervalued (i.e., they are currently cheaper than similar stocks with the same characteristics) and sell (or engage in short sales in the case of the Long/Short Funds) those stocks that are overvalued (i.e., they are currently more expensive than similar stocks with the same characteristics). We believe that the market will recognize the "better value" and that the mispricings will be corrected as the stocks in the Fund's portfolios are purchased or sold by other investors.

In determining whether or not a stock is attractive, we estimate the company's current fundamental value, changes in the company's future earnings and investor sentiment toward the stock. We identify and cause a Fund to purchase undervalued stocks and to hold them in the Fund's portfolio until the market recognizes and corrects for the mispricings. Conversely, we identify and cause a Fund to sell (or sell short, in the case of the Long/Short Funds) overvalued stocks.

                                                  www.axarosenbergfunds.com   41

DECISION PROCESS
We use proprietary systems to focus on generating unique insights into earnings--across industries and countries. Our decision process is a continuum. Our research function develops models that analyze the more than 17,500 securities in the global universe. These models include analyses of both fundamental data and historical price performance. The portfolio management function optimizes each portfolio's composition, executes trades, and monitors performance and trading costs.

The essence of our approach is attention to important aspects of the investment process. Factors crucial to successful stock selection include: (1) accurate and timely data on a large universe of companies; (2) subtle quantitative descriptors of value and predictors of changes in value; and (3) insightful definitions of similar businesses. We regularly assimilate, check and structure the input data on which our models rely. We believe that with correct data, the recommendations made by the system will be sound.

STOCK SELECTION
Fundamental valuation of stocks is key to our investment process, and the heart of the valuation process lies in our proprietary Valuation Model. Analysis of companies in the United States and Canada is conducted in a single unified model. The Valuation Model discriminates where the two markets are substantially different, while simultaneously comparing companies in the two markets according to their degrees of similarity. European companies and Asian companies (other than Japanese Companies) are analyzed in a nearly global model, which includes the United States and Canada as a further basis for comparative valuation, but which excludes Japan. Japanese Companies are analyzed in an independent national model. The Valuation Model incorporates the various accounting standards that apply in different markets and makes adjustments to ensure meaningful comparisons.

An important feature of the Valuation Model is the classification of companies into one or more of 170 groups of "similar" businesses. Each company is broken down into its individual business segments. Each segment is compared with similar segments of other companies doing business in the same geographical market and, in most cases, in different markets. We appraise the company's assets, operating earnings and sales within each business segment, using the market's valuation of the relevant category of business as a guide where possible. We then put the segment appraisals together to create balance sheet, income statement, and sales valuation models for each total company, while adjusting the segment appraisals to reflect variables which apply only to the total company, such as taxes, capital structure, and pension funding.

Our proprietary Earnings Forecast Model attempts to predict the earnings change for companies over a one-year period. This Model examines, among other things, measures of company profitability, measures of operational efficiency, analysts' earnings estimates and measures of investor sentiment, including broker recommendations, earnings surprise and prior market performance. In different markets around the world, we have different levels of investor sentiment data available and observe differing levels of market response to the model's various predictors.

We combine the results of the Earnings Forecast Model with the results of the Valuation Model to determine the attractiveness of a stock for purchase or sale.

OPTIMIZATION
Our portfolio optimization system attempts to construct a Fund portfolio that will outperform the relevant benchmark. The optimizer simultaneously considers both the recommendations of our stock selection models and the risks in determining portfolio transactions. The portfolio optimization system for the Long/Short Funds also attempts to moderate the value orientations of those Funds. No transaction will be executed unless the opportunity offered by a purchase or sale candidate sufficiently exceeds the potential of an existing holding to justify the transaction costs.

TRADING
Our trading system aggregates the recommended transactions for a Fund and determines the feasibility of each recommendation in light of the stock's liquidity, the expected transaction costs, and general market conditions. It relays target price information to a trader for each stock considered for purchase or sale. Trades are executed through any one of four trading strategies: traditional brokerage, networks, accommodation, and package or "basket" trades.

In the United States, the network arrangements we have developed with Instinet Matching System (IMS) and Portfolio System for Institutional Trading (POSIT) facilitate large volume trading with little or no price disturbance and low commission rates.

We use accommodative trading, which allows institutional buyers and sellers of stock to present us with their "interest" lists electronically each morning. Any matches between the inventory that the brokers have presented and our own recommended trades are signaled to our traders. Because the broker is doing agency business and has a client on the other side of the trade, we expect the other side to be accommodative in setting the price. Our objective in using this system is to execute most trades on our side of the bid/ask spread so as to minimize market impact.

Package trades further allow us to trade large lists of orders simultaneously using state of the art tools such as the Instinet Real-Time System, Instinet Order Matching System and Lattice Trading System. Those tools provide order entry, negotiation and execution capabilities, either directly to other institutions or electronically to the floor of the exchange. The advantages of using such systems include speed of execution, low commissions, anonymity and very low market impact.

We continuously monitor trading costs to determine the impact of commissions and price disturbances on a Fund's portfolio.

                            MANAGEMENT OF THE TRUST

The Trust's Board of Trustees oversees the general conduct of the Funds' business.

INVESTMENT ADVISER
AXA Rosenberg Investment Management LLC (the "Adviser") is the Trust's investment adviser. The Adviser's address is Four Orinda Way, Building E, Orinda, CA 94563. The Adviser is responsible for making investment decisions for the Funds and managing the Funds' other affairs and business, subject to the supervision of the Board of Trustees. The Adviser provides investment advisory services to a number of institutional investors as well as the Barr Rosenberg Variable Insurance Trust. Each of the Funds pays the Adviser a management fee for these services on a monthly basis. As described in the "Annual Fund Operating Expenses" table in the section entitled "Fees and Expenses," the Adviser has entered into a Fee Limitation Agreement to reduce its management fees and bear certain expenses until March 31, 2004 to limit each Fund's total annual operating expenses. Under that agreement, any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the relevant Fund to the Adviser during the next two fiscal years to the extent that the repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year. This table shows what the Funds have paid the Adviser in fees and what percentage of the average daily net assets of each such Fund those fees represent for the fiscal year ended March 31, 2003.

                                                      PERCENTAGE OF AVERAGE
                                          FEES PAID     DAILY NET ASSETS
                                          ----------  ---------------------
AXA Rosenberg U.S. Discovery Fund.......  $        0                 0%
AXA Rosenberg Enhanced 500 Fund.........  $        0                 0%
AXA Rosenberg International Equity
  Fund..................................  $        0                 0%
AXA Rosenberg International Small
  Capitalization Fund...................  $        0                 0%
AXA Rosenberg European Fund.............  $        0                 0%
AXA Rosenberg U.S. Large/Mid
  Capitalization Long/Short Equity
  Fund..................................  $   42,906              0.22%
AXA Rosenberg Value Long/Short Equity
  Fund..................................  $1,704,863              1.27%
AXA Rosenberg Global Long/Short Equity
  Fund..................................  $   20,368              0.12%

The AXA Rosenberg U.S. Large Capitalization Fund has not yet been operational for a complete fiscal year. Management fees for that Fund represent 0.75% of its average daily net assets, before waivers and reimbursements. The AXA Rosenberg U.S. Long/Short Equity Fund was not operational as of March 31, 2003. Management fees for that Fund represent 1.25% of its average daily net assets, before waivers and reimbursements.

PORTFOLIO MANAGEMENT
A team of personnel employed by the Adviser and an affiliated entity, the Barr Rosenberg Research Center LLC (the "Research Center"), is jointly and primarily responsible for the day-to-day operations of the portfolio of each of the Funds. The investments in the Funds' portfolios are determined through the use of the Adviser's proprietary Valuation Model and Earnings Forecast Model, the operation of which is overseen by employees of the Research Center. The Adviser's proprietary models determine investments for each portfolio that are reviewed by employees of the Adviser to ensure that they are appropriate for a particular Fund. Other employees of the Adviser, in turn, arrange execution of the trades once they have been reviewed and approved. To the extent that the eventual investment decisions differ from those recommended by the Adviser's proprietary models, the employees of the Adviser communicate any such modifications to other personnel employed by the Adviser and the Research Center.

EXECUTIVE OFFICERS
The biography of each of the executive officers of the Adviser is set forth below. Kenneth Reid is also a Trustee of the Trust.

KENNETH REID. Dr. Reid is the Global Chief Investment Officer of the Adviser. His work is focused on the design and estimation of the Adviser's valuation models and he has primary responsibility for analyzing the empirical evidence that validates and supports the day-to-day recommendations of the Adviser's securities valuation models. Patterns of short-term price behavior discussed by Dr. Reid as part of his Ph.D. dissertation have been refined and incorporated into the Adviser's proprietary valuation and trading systems.

                                                  www.axarosenbergfunds.com   43

Dr. Reid earned both a B.A. degree (1973) and an M.D.S. (1975) from Georgia State University, Atlanta. In 1982, he earned a Ph.D. from the University of California, Berkeley, where he was awarded the American Bankers Association Fellowship. From 1981 until June 1986, Dr. Reid worked as a consultant at BARRA in Berkeley, California. His responsibilities included estimating multiple-factor risk models, designing and evaluating active management strategies, and serving as an internal consultant on econometric matters in finance. From 1986 to 1998, Dr. Reid was a general partner of Rosenberg Institutional Equity Management, the predecessor company to the Adviser.

WILLIAM RICKS. Dr. Ricks is the Chief Executive Officer and Chief Investment Officer of the Adviser. His primary responsibilities are the various aspects of the investment process: trading, operations, portfolio engineering, and portfolio construction. He is responsible for the implementation of the investment strategies that are designed by the Research Center.

Dr. Ricks earned a B.S. from the University of New Orleans, Louisiana and a Ph.D. from the University of California, Berkeley in 1980. He worked as a senior accountant for Ernst & Ernst in New Orleans from 1974 to 1976. He was a financial and managerial accounting instructor at the University of California, Berkeley from 1978 to 1979, after which he was an associate professor of finance and accounting at Duke University in Durham, North Carolina until 1989. From 1989 to 1998, he was a research associate, a portfolio engineer and the Director of Accounting Research at Rosenberg Institutional Equity Management, the predecessor company to the Adviser.

THOMAS MEAD. Mr. Mead is the Global Research Director of the Barr Rosenberg Research Center LLC. He has oversight responsibilities for the Adviser's security valuation and portfolio optimization systems used to manage the Funds and for the implementation of the decisions developed therein. In addition to his oversight role within the Research Center, his focus is primarily on modeling.

Mr. Mead earned an A.B. from Indiana University, Bloomington in 1973 and an M.A. in Economics from Brown University in 1975. He worked as an economist and a fixed income manager for Allendale Insurance in Providence, Rhode Island from 1977 to 1982, after which he was Managing Director of Cambridge Associates in Boston, Massachusetts until 1989. From 1989 to 1998, he was a research associate at Rosenberg Institutional Equity Management, the predecessor company to the Adviser, where his responsibilities included portfolio engineering and client service.

INDEPENDENT TRUSTEES
William F. Sharpe, Nils H. Hakansson and Dwight M. Jaffee are the Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Adviser.

Dr. Sharpe is the STANCO 25 Professor of Finance Emeritus at Stanford University's Graduate School of Business. He is best known as one of the developers of the Capital Asset Pricing Model, including the beta and alpha concepts used in risk analysis and performance measurement. He developed the widely-used binomial method for the valuation of options and other contingent claims. He also developed the computer algorithm used in many asset allocation procedures. Dr. Sharpe has published articles in a number of professional journals. He has also written six books, including PORTFOLIO THEORY AND CAPITAL MARKETS, (McGraw-Hill), ASSET ALLOCATION TOOLS, (Scientific Press), FUNDAMENTALS OF INVESTMENTS with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall) and INVESTMENTS (with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall). Dr. Sharpe is a past President of the American Finance Association. He is a founder and currently a board member of Financial Engines Incorporated, an on-line investment advice company. He has also served as consultant to a number of corporations and investment organizations. He received the Nobel Prize in Economic Sciences in 1990.

Professor Hakansson is the Sylvan C. Coleman Professor of Finance and Accounting at the Haas School of Business, University of California, Berkeley. He is a former member of the faculty at UCLA as well as at Yale University. At Berkeley, he served as Director of the Berkeley Program in Finance (1988-1991) and as Director of the Professional Accounting Program (1985-1988). Professor Hakansson is a Certified Public Accountant and spent three years with Arthur Young & Company prior to receiving his Ph.D. from UCLA in 1966. He has twice been a Visiting Scholar at Bell Laboratories in New Jersey and was, in 1975, the Hoover Fellow at the University of New South Wales in Sydney and, in 1982, the Chevron Fellow at Simon Fraser University in British Columbia. In 1984, Professor Hakansson was a Special Visiting Professor at the Stockholm School of Economics, where he was also awarded an honorary doctorate in economics. He is a past president of the Western Finance Association (1983-1984). Professor Hakansson has published a number of articles in academic journals and in professional volumes. Many of his papers address various aspects of asset allocation procedures as well as topics in securities innovation, information economics and financial reporting. He has served on the editorial boards of several professional journals and been a consultant to the RAND Corporation and a number of investment organizations. Professor Hakansson is a member of the board of two foundations and a past board member of SuperShare Services Corporation and of Theatrix Interactive, Inc. He is also a Fellow of the Accounting Researchers International Association and a member of the Financial Economists Roundtable.

Professor Jaffee is the Willis H. Booth Professor of Banking and Finance at the Haas School of Business, University of California, Berkeley. He was previously a Professor of Economics at Princeton University for many years, where he served as the Vice Chairman of the faculty. At Berkeley, he serves on a continuing basis as the Co-chairman of the Fisher Center for Real Estate and Urban Economics and as the Director of the UC Berkeley-St. Petersburg University (Russia) School of Management Program. He has been a Visiting Professor at many universities around the world, most recently at the University of Aix/ Marseille in France and at the European University in Florence Italy. Professor Jaffee has authored five books and numerous articles in academic and professional journals. His research has focused on three key financial markets: business lending, real estate finance, and catastrophe insurance. His current research is focused on methods for securitizing real estate finance and catastrophe insurance risks, and on the impact of international trade on the U.S. computer industry. He has served on the editorial boards of numerous academic journals, and has been a consultant to a number of U.S. government agencies and to the World Bank. In the past, Professor Jaffee has been a member of the Board of Directors of various financial institutions, including the Federal Home Loan Bank of New York.

DISTRIBUTOR
Class A, Class B and, if offered, Class C Shares of each Fund are sold on a continuous basis by the Trust's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. The Distributor's principal offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.

Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Class A, Class B and Class C Shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class A, Class B and Class C Shares of the Trust, each such class is subject to an annual distribution and shareholder service fee (each a "Distribution and Shareholder Service Fee") in accordance with a distribution and shareholder service plan (each a "Distribution and Shareholder Service Plan") adopted by the Trustees pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution and Shareholder Service Plans, the various classes of the Funds will pay Distribution and Shareholder Service Fees up to the following percentages:

                                       A      B     C*
                                     -----  -----  -----
AXA Rosenberg U.S. Discovery
  Fund.............................  0.50%  1.00%  1.00%
AXA Rosenberg U.S. Large
  Capitalization Fund..............  0.50%  1.00%  1.00%
AXA Rosenberg Enhanced 500 Fund....  0.50%  1.00%  1.00%
AXA Rosenberg International Equity
  Fund.............................  0.50%  1.00%  1.00%
AXA Rosenberg International Small
  Capitalization Fund..............  0.50%  1.00%  1.00%
AXA Rosenberg European Fund........  0.50%  1.00%  1.00%
AXA Rosenberg U.S. Long/Short
  Equity Fund......................  0.50%  1.00%  1.00%
AXA Rosenberg U.S. Large/Mid
  Capitalization Long/Short Equity
  Fund.............................  0.50%  1.00%  1.00%
AXA Rosenberg Value Long/Short
  Equity Fund......................  0.50%  1.00%  1.00%
AXA Rosenberg Global Long/Short
  Equity Fund......................  0.50%  1.00%  1.00%

------------------------

  * Class C Shares of the AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg U.S. Large Capitalization Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg European Fund, and the AXA Rosenberg U.S. Long/Short Equity Fund are not currently available for purchase, but may be made available at any time, in our discretion.

Expenses and services for which the Distributor may be reimbursed include, without limitation, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of the relevant Shares, printing of prospectuses and reports for other than existing Class A, Class B and Class C shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Trust to such persons. The Distribution and Shareholder Service Plans are of the type known as a "compensation" plan. This means that, although the Trustees of the Trust expect to take into account the expenses of the Distributor in their periodic review of the Distribution and Shareholder Service Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

                                                  www.axarosenbergfunds.com   45

                                MULTIPLE CLASSES

As indicated previously, the Funds offer three classes of shares in this prospectus to investors, with eligibility for purchase depending on the amount invested in a particular Fund. The three classes of shares are Class A Shares, Class B Shares and Class C Shares. The following table sets forth basic investment and fee information for each class.

                                                                  ANNUAL
                                                               DISTRIBUTION
                                                                   AND
                                     MINIMUM FUND  SUBSEQUENT  SHAREHOLDER
NAME OF CLASS                         INVESTMENT   INVESTMENT  SERVICE FEE
-------------                        ------------  ----------  ------------
Class A............................     $1,000        $100          0.50%
Class B............................     $1,000        $100          1.00%
Class C*...........................     $1,000        $100          1.00%

------------------------

  * Class C Shares of the AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg U.S. Large Capitalization Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg European Fund and the AXA Rosenberg U.S. Long/Short Equity Fund are not currently available for purchase, but may be made available at any time, in our discretion.

The offering price of Fund shares is based on the net asset value per share next determined after an order is received. See "Purchasing Shares," "How the Trust Prices Shares of the Funds--Determination of Net Asset Value" and "Redeeming Shares."

CHOOSING A SHARE CLASS
The Trust offers three classes of shares in this prospectus--Classes A, B and C. Each such class has a sales charge (calculated as a percentage of your investment) and also has its own expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $1 million or more should be made in Class A Shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

CLASS A SHARES--INITIAL SALES CHARGE ALTERNATIVE
You can purchase Class A shares at net asset value, subject to an initial sales charge as follows:

AXA ROSENBERG ENHANCED 500 FUND

                                            INITIAL SALES CHARGE          COMMISSION TO
                                     -----------------------------------  DEALER/ AGENT
                                           AS % OF           AS % OF         AS % OF
AMOUNT PURCHASED                     NET AMOUNT INVESTED  OFFERING PRICE  OFFERING PRICE
----------------                     -------------------  --------------  --------------
Up to $100,000.....................            3.09%             3.00%          2.700%
$100,000 up to $250,000............            2.30%             2.25%          2.025%
$250,000 up to $500,000............            1.52%             1.50%          1.350%
$500,000 up to $1,000,000..........            1.00%             1.00%          0.900%

ALL OTHER FUNDS

                                            INITIAL SALES CHARGE          COMMISSION TO
                                     -----------------------------------  DEALER/ AGENT
                                           AS % OF           AS % OF         AS % OF
AMOUNT PURCHASED                     NET AMOUNT INVESTED  OFFERING PRICE  OFFERING PRICE
----------------                     -------------------  --------------  --------------
Up to $50,000......................            5.82%             5.50%           5.00%
$50,000 up to $100,000.............            4.99%             4.75%           4.25%
$100,000 up to $250,000............            3.90%             3.75%           3.25%
$250,000 up to $500,000............            2.83%             2.75%           2.50%
$500,000 up to $1,000,000..........            2.04%             2.00%           1.75%
Over $1,000,000*...................            0.00%             0.00%           1.00%

------------------------

  * You pay no initial sales charge on purchases of Class A Shares in the amount of $1,000,000 or more, but may pay a 1% contingent deferred sales charge ("CDSC") if you redeem your shares within 1 year. The 1-year period begins on the first day of the month following the purchase. Neither the initial sales charge nor the CDSC applies to certain group retirement plans purchasing through a fee-based program.

For cumulative purchases of Class A Shares of $1 million or more by participants in certain group retirement plans offered through a fee-based program, broker-dealers receive a commission from the Distributor as follows:

PURCHASES OVER $1 MILLION
AMOUNT PURCHASED                                    COMMISSION %
----------------                                    ------------
First $3 million..................................        1.00
$3 million to less than $5 million................        0.75
$5 million to less than $25 million...............        0.50
$25 million or more...............................        0.25

The Trust also offers three separate programs that can affect the level of your initial sales charge on purchases of Class A Shares:

    - LETTER OF INTENT. If you intend to purchase at least $50,000 of Class A Shares of the Funds, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds' transfer agent (the "Transfer Agent") that you have a Letter of Intent each time you make an investment.
       You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. Your shares will be held subject to a pledge for this purpose. The custodian will release the pledge at the end of the 13 months if you complete your intended investment.
    - RIGHT OF ACCUMULATION. You may add the value of any Class A Shares of the Funds you already own to the amount of your next investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your financial intermediary or the Transfer Agent to qualify. Certain financial intermediaries may not offer these programs or may impose conditions or fees to use these programs. You should consult with your financial intermediary prior to purchasing the Funds' shares.
    - COMBINATION PRIVILEGE. You may combine purchases of Class A Shares that are made by you, your spouse and your children under age 21 when calculating the initial sales charge. You must notify your financial intermediary or the Transfer Agent to qualify.

CLASS B SHARES--DEFERRED SALES CHARGE ALTERNATIVE
You can purchase Class B Shares at net asset value without an initial sales charge. A Fund will thus receive the full amount of your purchase. Your investment, however, will be subject to a CDSC if you redeem shares within a specified period after your purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts are:

YEARS SINCE PURCHASE                                CDSC
--------------------                                ----
First.............................................  5.0%
Second............................................  4.0%
Third.............................................  4.0%
Fourth............................................  3.0%
Fifth.............................................  2.0%
Sixth.............................................  2.0%
Seventh...........................................  1.0%
Eighth............................................  None

A Fund's Class B Shares automatically convert to Class A Shares of the same Fund after the eighth year. Investments of $1,000,000 or more should be made in Class A Shares.

If you exchange your shares for the Class B Shares of another Fund of the Trust, the CDSC also will apply to those Class B Shares. The CDSC period begins on the first day of the month following your original purchase, not the date of the subsequent exchange.

                                                  www.axarosenbergfunds.com   47

CLASS C SHARES--ASSET-BASED SALES CHARGE ALTERNATIVE

INITIAL SALES CHARGE ON PURCHASES OF UP TO $1,000,000*:

                                              AS % OF         AS % OF
FUND                                      AMOUNT INVESTED  OFFERING PRICE
----                                      ---------------  --------------
AXA Rosenberg U.S. Discovery Fund.......         1.01%            1.00%
AXA Rosenberg U.S. Large Capitalization
  Fund..................................         1.01%            1.00%
AXA Rosenberg Enhanced 500 Fund.........         0.76%            0.75%
AXA Rosenberg International Equity
  Fund..................................         1.01%            1.00%
AXA Rosenberg International Small
  Capitalization Fund...................         1.01%            1.00%
AXA Rosenberg European Fund.............         1.01%            1.00%
AXA Rosenberg U.S. Long/Short Equity
  Fund..................................         1.01%            1.00%
AXA Rosenberg U.S. Large/Mid
  Capitalization Long/Short Equity
  Fund..................................         1.01%            1.00%
AXA Rosenberg Value Long/Short Equity
  Fund..................................         1.01%            1.00%
AXA Rosenberg Global Long/Short Equity
  Fund..................................         1.01%            1.00%

------------------------

  *  Investments of $1,000,000 or more should be made in Class A Shares.

All investments will be subject to a CDSC if you redeem your shares within 18 months. If you exchange your shares for Class C Shares of another Fund of the Trust, the CDSC will also apply to those Class C Shares. The 18-month period for the CDSC begins on the first day of the month following your initial purchase and is unaffected by the subsequent exchange. Class C Shares do not convert to shares of any other class. Class C Shares of the AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg U.S. Large Capitalization Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg European Fund and the AXA Rosenberg U.S. Long/Short Equity Fund are not currently available for purchase, but may be made available at any time, in our discretion.

FUND                                                CDSC
----                                                -----
AXA Rosenberg U.S. Discovery Fund.................  1.00%
AXA Rosenberg U.S. Large Capitalization Fund......  1.00%
AXA Rosenberg Enhanced 500 Fund...................  0.75%
AXA Rosenberg International Equity Fund...........  1.00%
AXA Rosenberg International Small Capitalization
  Fund............................................  1.00%
AXA Rosenberg European Fund.......................  1.00%
AXA Rosenberg U.S. Long/Short Equity Fund.........  1.00%
AXA Rosenberg U.S. Large/Mid Capitalization
  Long/Short Equity Fund..........................  1.00%
AXA Rosenberg Value Long/Short Equity Fund........  1.00%
AXA Rosenberg Global Long/Short Equity fund.......  1.00%

DESCRIPTION OF THE CDSCS
Certain investments in Class A, B and C Shares are subject to a CDSC, or a contingent deferred sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain period of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. For purposes of calculating the CDSC, the start of the holding period is the first day of the month after the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

CDSCs are applied to the original cost of shares being redeemed (or, as to Fund shares acquired through an exchange, the cost of the Fund shares originally purchased for cash). Shares obtained from dividend or distribution reinvestment are not subject to CDSCs. CDSCs are deducted from the amount of the redemption and paid to the Distributor. CDSCs generally will be waived under the following circumstances:

    - Benefit payments under retirement plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under retirement plans.
    - Eligible mandatory distributions under 403(b) Plans and individual retirement accounts to shareholders who have attained the age of 70 1/2 (waiver applies only to amounts necessary to meet the required minimum amount). If Fund shares represent a part of a shareholder's total individual retirement account or 403(b) Plan investment, the CDSC waiver is available only for that portion of a mandatory distribution which bears the same relationship to the entire mandatory distribution as the relevant shares bear to the total investment account.
    - Death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of the shareholder if such shares are redeemed within one year of death or determination of disability.

    - Payments under a Systematic Withdrawal Plan, up to 10% per year, provided the minimum distributions per such Plan are no less than $250 per month and the account balance at inception of the withdrawals is at least $25,000. Shares received from dividend and capital gain reinvestment are included in calculating the 10%. Withdrawals in excess of 10% will subject the entire annual withdrawal to the applicable CDSC.

GENERAL
Shares of the Funds may be sold to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others (collectively, "Shareholder Organizations"). Investors purchasing and redeeming shares of the Funds through a Shareholder Organization may be charged a transaction-based fee or other fee for the services provided by the Shareholder Organization. Each such Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions with respect to purchases and redemptions of Fund shares. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their particular organization.

                               PURCHASING SHARES

The offering price for shares of each Fund is the net asset value per share next determined after receipt of a purchase order. See "How the Trust Prices Shares of the Funds--Determination of Net Asset Value." Investors may be charged an additional fee by their broker or agent if they effect transactions through such persons.

INITIAL CASH INVESTMENTS BY WIRE
Subject to acceptance by the Trust, shares of the Funds may be purchased by wiring federal funds. Please first contact the Trust at 1-800-447-3332 for complete wiring instructions. Notification must be given to the Trust at 1-800-447-3332 prior to 4:00 p.m., New York time, of the wire date. Federal funds purchases will be accepted only on a day on which the Trust, the Distributor and the Custodian are all open for business. A completed Account Application must be overnighted to the Trust at Barr Rosenberg Series Trust, c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-8021. Please note the minimum initial investment requirements for each class as set forth above under "Multiple Classes."

INITIAL CASH INVESTMENTS BY MAIL
Subject to acceptance by the Trust, an account may be opened by completing and signing an Account Application and mailing it to Barr Rosenberg Series Trust, P.O. Box 182495, Columbus, Ohio 43218-2495.

The Fund(s) to be purchased should be specified on the Account Application. In all cases, subject to acceptance by the Trust, payment for the purchase of shares received by mail will be credited to a shareholder's account at the net asset value per share of a Fund next determined after receipt, even though the check may not yet have been converted into federal funds. Please note minimum initial investment requirements for each class as set forth above under "Multiple Classes."

ADDITIONAL CASH INVESTMENTS
Additional cash investments may be made at any time by mailing a check to the Trust at the address noted under "--Initial Cash Investments by Mail" (payable to Barr Rosenberg Series Trust) or by wiring monies as noted under "--Initial Cash Investments by Wire." Notification must be given at 1-800-447-3332 or to the appropriate broker-dealer prior to 4:00 p.m., New York time, of the wire date. Please note each class' minimum additional investment requirements as set forth above under "Multiple Classes." In its sole discretion, the Adviser may waive the minimum additional investment requirements.

OTHER PURCHASE INFORMATION
An eligible shareholder may also participate in the Barr Rosenberg Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in Class A Shares, Class B Shares or, if offered by the particular Fund, Class C Shares of one or more of the Funds through the use of electronic funds transfers. Investors may commence their participation in this program with a minimum initial investment of $1,000 and may elect to make subsequent investments by transfers of a minimum of $50 into their established Fund account. You may contact the Trust for more information about the Barr Rosenberg Automatic Investment Program.

For purposes of calculating the purchase price of Fund shares, a purchase order is received by the Trust on the day that it is in "good order" unless it is rejected by the Transfer Agent. For a cash purchase order of Fund shares to be in "good order" on a particular day, a check or money wire must be received on or before 4:00 p.m., New York time, on that day. If the consideration is received by the Trust after the deadline, the purchase price of Fund shares will be based upon the next determination of net asset value of Fund shares. No third party or foreign checks will be accepted.

                                                  www.axarosenbergfunds.com   49

The Trust reserves the right, in its sole discretion, to suspend the offering of shares of a Fund or to reject purchase orders when, in our judgment, such suspension or rejection would be in the best interests of the Trust or a Fund. The Trust does not allow investments by market timers. You may be subject to a fee of 2% if you redeem or exchange your shares within one month of purchase. See "Redeeming Shares--Early Redemptions and Market Timing." Purchases of each Fund's shares may be made in full or in fractional shares of such Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

                         INDIVIDUAL RETIREMENT ACCOUNTS

Class A Shares, Class B Shares or, if offered, Class C Shares of the Funds may be used to fund Individual Retirement Accounts ("IRAs"). The minimum initial investment for an IRA is $2,000. A special application must be completed in order to create such an account. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. For more information about IRAs, call the Trust at 1-800-447-3332.

                                REDEEMING SHARES

Shares of the Funds may be redeemed by mail, or, if authorized by an investor in an Account Application, by telephone. The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the particular Fund at the time of the redemption and on any expenses and charges attributable thereto.

BY MAIL
The Trust will redeem its shares at the net asset value per share next determined after the request is received in "good order." See "How the Trust Prices Shares of the Funds--Determination of Net Asset Value." Requests should be addressed to Barr Rosenberg Series Trust, P.O. Box 182495, Columbus, Ohio 43218-2495.

To be in "good order," a request must include the following documentation:

      (a) a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;
      (b)  any required signature guarantees; and
      (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

SIGNATURE GUARANTEES
To protect shareholder accounts, the Trust and the Transfer Agent from fraud, signature guarantees may be required to enable the Trust to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, and (3) share transfer requests. Signature guarantees may be obtained from certain eligible financial institutions, including but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). Shareholders may contact the Trust at 1-800-447-3332 for further details.

BY TELEPHONE
Provided the Telephone Redemption Option has been authorized by an investor in an Account Application, a redemption of shares may be requested by calling the Trust at 1-800-447-3332 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the Telephone Redemption Option or the Telephone Exchange Option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and the shareholder, not the Trust or the Transfer Agent, bears the risk of loss in the event of unauthorized instructions reasonably believed by the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone. Payments on Telephone Redemptions will be suspended for a period typically expected not to exceed 7 business days following a telephonic address change.

SYSTEMATIC WITHDRAWAL PLAN
An owner of $12,000 or more of shares of a Fund may elect to have periodic redemptions made from the investor's account to be paid on a monthly, quarterly, semiannual or annual basis. The maximum payment per year is 12% of the account value at the time of the election. The Trust will normally redeem a sufficient number of shares to make the scheduled redemption payments on a date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

EARLY REDEMPTIONS AND MARKET TIMING
The Funds do not allow investments by market timers. You will be considered a market timer if you buy and sell your shares within one month or otherwise seem, in our judgment, to follow a timing pattern. Shares redeemed or exchanged within one month of purchase will be subject to a fee of 2%. Such fee will be paid to the Fund to defray the costs associated with early redemptions. The Trust reserves the right, in its sole discretion, to waive such fee when, in the judgment of the Adviser, such waiver would be in the best interests of the Trust or a Fund.

FURTHER REDEMPTION INFORMATION
The Trust will not make payment on redemptions of shares purchased by check until payment of the purchase price has been collected, which may take up to fifteen days after purchase. Shareholders can avoid this delay by utilizing the wire purchase option.

If we determine, in our sole discretion, that it would not be in the best interests of the remaining shareholders of a Fund to make a redemption payment wholly or partly in cash, such Fund may instead pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by such Fund. The Trust may commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000, or
(ii) one percent of the net asset value of such Fund at the beginning of such period. Securities used to redeem Fund shares in kind will be valued in accordance with the Funds' procedures for valuation described under "How the Trust Prices Shares of the Funds--Determination of Net Asset Value." Securities distributed by a Fund in kind will be selected by the Adviser in light of each Fund's objective and will not generally represent a pro rata distribution of each security held in a Fund's portfolio. Investors may incur brokerage charges on the sale of any securities received in payment of redemptions.

The Trust may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine the value of their net assets fairly, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

                               EXCHANGING SHARES

The Funds offer two convenient ways to exchange shares of one Fund for shares of another Fund. Shares of a particular class of a Fund may be exchanged only for shares of the same class in another Fund. There is no sales charge on exchanges. Before engaging in an exchange transaction, a shareholder should read carefully the information in the Prospectus describing the Fund into which the exchange will occur. A shareholder may not exchange shares of a class of one Fund for shares of the same class of another Fund that is not qualified for sale in the state of the shareholder's residence. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction. A new account opened by exchange must be established with the same name(s), address(es) and social security number(s) as the existing account. All exchanges will be made based on the respective net asset values next determined following receipt of the request by the Funds containing the information indicated below.

EXCHANGE BY MAIL
To exchange Fund shares by mail, shareholders should simply send a letter of instruction to the Trust. The letter of instruction must include: (a) the investor's account number; (b) the class of shares to be exchanged; (c) the Fund from and the Fund into which the exchange is to be made; (d) the dollar or share amount to be exchanged; and (e) the signatures of all registered owners or authorized parties.

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EXCHANGE BY TELEPHONE
To exchange Fund shares by telephone or to ask questions about the exchange privilege, shareholders may call the Trust at 1-800-447-3332. If you wish to exchange shares, please be prepared to give the telephone representative the following information: (a) the account number, social security number and account registration; (b) the class of shares to be exchanged; (c) the name of the Fund from which and the Fund into which the exchange is to be made; and (d) the dollar or share amount to be exchanged. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Account Application. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust reserves the right to suspend or terminate the privilege of exchanging by mail or by telephone at any time.

                    HOW THE TRUST PRICES SHARES OF THE FUNDS

The price of each Fund's shares is based on its net asset value per share as next determined after receipt of a purchase order in good order (plus any applicable sales charges).

For purposes of calculating the purchase price of Fund shares, if it does not reject a purchase order, the Trust considers an order received on the day that it receives a check or money order therefor on or before 4:00 p.m., New York time. If the Trust receives the payment after the deadline, it will base the purchase price of Fund shares on the next determination of net asset value of Fund shares.

The Trust reserves the right, in its sole discretion, to suspend the offering of shares of a Fund or Funds or to reject purchase orders when the Adviser believes that suspension or rejection would be in the best interests of the Trust. Purchases of each Fund's shares may be made in full or fractional shares of the relevant Fund calculated to three decimal places. In the interest of economy and convenience, the Trust will not issue certificates for shares.

DETERMINATION OF NET ASSET VALUE
The net asset value of each class of shares of the Funds will be determined once on each day on which the New York Stock Exchange is open as of 4:00 p.m., New York time. Shares will not be priced on the days on which the New York Stock Exchange is closed for trading. Because the AXA Rosenberg International Equity Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg European Fund and AXA Rosenberg Global Long/Short Equity Fund may invest in securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, the net asset value of the shares of those Funds may change on days when shareholders will not be able to purchase or redeem shares. The net asset value per share of each class of a Fund is determined by dividing the class's proportionate interest in the total market value of the Fund's portfolio investments and other assets, less any liabilities attributable to that class, by the total number of outstanding shares of that class. Each Fund's liabilities are allocated among its classes. Specifically, the total of such liabilities plus that class's distribution and shareholder service expenses, if any, and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets. The resulting amount for each class is divided by the number of outstanding shares of that class to produce the "net asset value" per share.

Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price for long securities and the most recent quoted ask price for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Price information on other listed securities is generally taken from the closing price on the exchange where the security is primarily traded.

Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price or the most recent quoted ask price, as applicable, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by, or pursuant to procedures adopted by, the Trustees of the Trust. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the New York Stock Exchange close.

52
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                                 DISTRIBUTIONS

Each Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). Each Fund's policy is to declare and pay distributions of its dividends and interest annually although it may do so more frequently as determined by the Trustees of the Trust. Each Fund's policy is to distribute net short-term capital gains and net long-term gains annually, although it may do so more frequently as determined by the Trustees of the Trust to the extent permitted by applicable regulations.

All dividends and/or distributions will be paid out in the form of additional shares of the relevant Fund to which the dividends and/or distributions relate at net asset value unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the Account Application or by writing to the Administrator.

If you elect to receive distributions in cash and checks are returned and marked as "undeliverable" or remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                     TAXES

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all requirements necessary to avoid paying any federal income or excise taxes. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or in the form of additional shares of the Fund to which the distribution relates. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.

Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008.

Each Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's return on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions. If more than 50% of a Fund's assets at fiscal year-end is represented by debt and equity securities of foreign corporations, the Fund may (and the AXA Rosenberg International Equity Fund, the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg European Fund and the AXA Rosenberg Global Long/Short Equity Fund intend to) elect to permit shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. For the purposes of the foreign tax credit, each such shareholder would include in gross income from foreign sources its pro rata share of such taxes. Certain limitations imposed by the Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

To the extent such investments are permissible for a Fund, the Fund's short sales and transactions in options, futures contracts, hedging transactions, forward contracts, equity swap contracts and straddles will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains

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into short-term gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund's use of such transactions may result in the Fund realizing more short-term capital gains (subject to tax at ordinary income tax rates) and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

The foregoing is a general summary of the federal income tax consequences of investing in a Fund to shareholders who are U.S. citizens or U.S. corporations. Shareholders should consult their own tax advisers about the tax consequences of an investment in a Fund in light of each shareholder's particular tax situation. Shareholders should also consult their own tax advisers about consequences under foreign, state, local or other applicable tax laws.

                               OTHER INFORMATION

Each Fund's investment performance may from time to time be included in advertisements about such Fund. Total return for a Fund is measured by comparing the value of an investment in such Fund at the beginning of the relevant period to the redemption value of the investment in such Fund at the end of such period (assuming immediate reinvestment of any dividends or capital gains distributions). All data are based on a Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies.

These factors should be considered when comparing a Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect (if presented net of the expense limitation).

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust's financial statements, is included in the Trust's Annual Report, which is available upon request. The AXA Rosenberg U.S. Long/Short Equity Fund was not operational as of 3/31/03.

54
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
                                                   INCOME FROM INVESTMENT OPERATIONS
                                            ------------------------------------------------
                                                                  NET
                                                                REALIZED
                                                             AND UNREALIZED
                                                             GAIN/(LOSS) ON
                                NET ASSET        NET          INVESTMENTS
                                 VALUE,       INVESTMENT      AND FOREIGN       TOTAL FROM
                                BEGINNING       INCOME          CURRENCY        INVESTMENT
FISCAL YEAR OR PERIOD           OF PERIOD       (LOSS)        TRANSACTIONS      OPERATIONS
---------------------           ---------   --------------   --------------   --------------
AXA ROSENBERG U.S. DISCOVERY
  FUND
  Class A Shares
  Year ended 3/31/03..........   $11.07     $      -0.02(a)  $     -1.55      $       -1.57
  10/1/01(d) to 3/31/02.......     9.08               --(a)         2.01               2.01
  Class B Shares
  Year ended 3/31/03..........   $11.05     $      -0.06(a)  $     -1.56      $       -1.62
  10/1/01(d) to 3/31/02.......     9.08            -0.04(a)         2.03               1.99
AXA ROSENBERG U.S. LARGE
  CAPITALIZATION FUND
  Class A Shares
  6/20/02(d) to 3/31/03.......   $10.00     $       0.03(a)  $     -1.72      $       -1.69
  Class B Shares
  6/20/02(d) to 3/31/03.......   $10.00     $         --     $     -1.73      $       -1.73
AXA ROSENBERG ENHANCED 500
  FUND
  Class A Shares
  Year ended 3/31/03..........   $ 7.76     $       0.04(a)  $     -1.83      $       -1.79
  10/1/01(d) to 3/31/02.......     7.10             0.01            0.70               0.71
  Class B Shares
  Year ended 3/31/03..........   $ 7.75     $       0.01(a)  $     -1.83      $       -1.82
  10/1/01(d) to 3/31/02.......     7.10            -0.01            0.70               0.69
AXA ROSENBERG INTERNATIONAL
  EQUITY FUND
  Class A Shares
  Year ended 3/31/03..........   $ 7.08     $       0.06(a)  $     -1.56      $       -1.50
  10/1/01(d) to 3/31/02.......     6.92            -0.02(a)         0.54               0.52
  Class B Shares
  Year ended 3/31/03..........   $ 7.06     $       0.02(a)  $     -1.53      $       -1.51
  10/1/01(d) to 3/31/02.......     6.92            -0.04(a)         0.53               0.49
AXA ROSENBERG INTERNATIONAL
  SMALL CAPITALIZATION FUND
  Class A Shares
  Year ended 3/31/03..........   $ 8.46     $       0.04(a)  $     -0.55      $       -0.51
  10/1/01(d) to 3/31/02.......     7.71               --(a)         0.94               0.94
  Class B Shares
  Year ended 3/31/03..........   $ 8.45     $      -0.03(a)  $     -0.52      $       -0.55
  10/1/01(d) to 3/31/02.......     7.71            -0.02(a)         0.94               0.92
AXA ROSENBERG EUROPEAN FUND
  Class A Shares
  Year ended 3/31/03..........   $ 9.74     $       0.13(a)  $     -2.42      $       -2.29
  10/1/01(d) to 3/31/02.......     8.82               --            0.92               0.92
  Class B Shares
  Year ended 3/31/03..........   $ 9.71     $       0.11(a)  $     -2.44      $       -2.33
  10/1/01(d) to 3/31/02.......     8.82            -0.03            0.92               0.89
AXA ROSENBERG U.S. LARGE/MID
  CAPITALIZATION LONG/SHORT
  EQUITY FUND
  Class A Shares
  Year ended 3/31/03..........   $10.22     $      -0.07(a)  $      1.30      $        1.23
  10/1/01(d) to 3/31/02.......    11.17               --(a)        -0.70              -0.70
  Class B Shares
  Year ended 3/31/03..........   $10.20     $      -0.12(a)  $      1.31      $        1.19
  10/1/01(d) to 3/31/02.......    11.17            -0.01(a)        -0.72              -0.73
AXA ROSENBERG VALUE LONG/SHORT
  EQUITY FUND
  Class A Shares
  Year ended 3/31/03..........   $ 8.94     $      -0.08(a)  $      1.55      $        1.47
  10/1/01(d) to 3/31/02.......     9.56            -0.02(a)        -0.38              -0.40
  Class B Shares
  Year ended 3/31/03..........   $ 8.94     $      -0.13(a)  $      1.54      $        1.41
  10/1/01(d) to 3/31/02.......     9.56            -0.05(a)        -0.37              -0.42
  Class C Shares
  3/18/03(d) to 3/31/03.......   $10.30     $      -0.01(a)  $      0.07      $        0.06
AXA ROSENBERG GLOBAL
  LONG/SHORT EQUITY FUND
  Class A Shares
  Year ended 3/31/03..........   $10.13     $      -0.13(a)  $      1.78      $        1.65
  10/1/01(d) to 3/31/02.......    11.30            -0.01(a)        -0.77              -0.78
  Class B Shares
  Year ended 3/31/03..........   $10.11     $      -0.18(a)  $      1.76      $        1.58
  10/1/01(d) to 3/31/02.......    11.30            -0.04(a)        -0.77              -0.81
  Class C Shares
  3/17/03(d) to 3/31/03.......   $11.76     $      -0.01(a)  $     -0.04      $       -0.05

                                            DIVIDENDS AND DISTRIBUTIONS
                                ---------------------------------------------------
                                                   DISTRIBUTIONS
                                                       FROM
                                                   NET REALIZED
                                                     GAINS ON
                                  DIVIDENDS         INVESTMENTS          TOTAL
                                   FROM NET         AND FOREIGN      DISTRIBUTIONS
                                  INVESTMENT         CURRENCY              TO           REDEMPTION
FISCAL YEAR OR PERIOD               INCOME         TRANSACTIONS       SHAREHOLDERS         FEES
---------------------           --------------   -----------------   --------------   --------------
AXA ROSENBERG U.S. DISCOVERY
  FUND
  Class A Shares
  Year ended 3/31/03..........  $       -0.01     $           --     $     -0.01          $  --
  10/1/01(d) to 3/31/02.......          -0.02                 --           -0.02             --
  Class B Shares
  Year ended 3/31/03..........  $          --     $           --     $        --          $  --
  10/1/01(d) to 3/31/02.......          -0.02                 --           -0.02             --
AXA ROSENBERG U.S. LARGE
  CAPITALIZATION FUND
  Class A Shares
  6/20/02(d) to 3/31/03.......  $       -0.03     $           --     $     -0.03          $  --
  Class B Shares
  6/20/02(d) to 3/31/03.......  $       -0.01     $           --     $     -0.01          $  --
AXA ROSENBERG ENHANCED 500
  FUND
  Class A Shares
  Year ended 3/31/03..........  $       -0.06     $           --     $     -0.06          $  --
  10/1/01(d) to 3/31/02.......          -0.05                 --           -0.05             --
  Class B Shares
  Year ended 3/31/03..........  $       -0.05     $           --     $     -0.05          $  --
  10/1/01(d) to 3/31/02.......          -0.04                 --           -0.04             --
AXA ROSENBERG INTERNATIONAL
  EQUITY FUND
  Class A Shares
  Year ended 3/31/03..........  $       -0.06     $           --     $     -0.06          $0.01
  10/1/01(d) to 3/31/02.......          -0.36                 --           -0.36             --
  Class B Shares
  Year ended 3/31/03..........  $       -0.01     $           --     $     -0.01          $0.01
  10/1/01(d) to 3/31/02.......          -0.35                 --           -0.35             --
AXA ROSENBERG INTERNATIONAL
  SMALL CAPITALIZATION FUND
  Class A Shares
  Year ended 3/31/03..........  $       -0.08     $           --     $     -0.08          $0.02
  10/1/01(d) to 3/31/02.......          -0.19                 --(b)        -0.19             --
  Class B Shares
  Year ended 3/31/03..........  $       -0.07     $           --     $     -0.07          $0.02
  10/1/01(d) to 3/31/02.......          -0.18                 --(b)        -0.18             --
AXA ROSENBERG EUROPEAN FUND
  Class A Shares
  Year ended 3/31/03..........  $       -0.13     $           --     $     -0.13          $  --
  10/1/01(d) to 3/31/02.......             --                 --              --             --
  Class B Shares
  Year ended 3/31/03..........  $       -0.09     $           --     $     -0.09          $  --
  10/1/01(d) to 3/31/02.......             --                 --              --             --
AXA ROSENBERG U.S. LARGE/MID
  CAPITALIZATION LONG/SHORT
  EQUITY FUND
  Class A Shares
  Year ended 3/31/03..........  $       -0.01     $           --     $     -0.01          $0.01
  10/1/01(d) to 3/31/02.......          -0.25                 --           -0.25             --
  Class B Shares
  Year ended 3/31/03..........  $          --     $           --     $        --          $0.01
  10/1/01(d) to 3/31/02.......          -0.24                 --           -0.24             --
AXA ROSENBERG VALUE LONG/SHORT
  EQUITY FUND
  Class A Shares
  Year ended 3/31/03..........  $          --     $           --     $        --          $  --
  10/1/01(d) to 3/31/02.......          -0.22                 --           -0.22             --
  Class B Shares
  Year ended 3/31/03..........  $          --     $           --     $        --          $  --
  10/1/01(d) to 3/31/02.......          -0.20                 --           -0.20             --
  Class C Shares
  3/18/03(d) to 3/31/03.......  $          --     $           --     $        --          $  --
AXA ROSENBERG GLOBAL
  LONG/SHORT EQUITY FUND
  Class A Shares
  Year ended 3/31/03..........  $          --     $           --     $        --          $0.02
  10/1/01(d) to 3/31/02.......          -0.39                 --           -0.39             --
  Class B Shares
  Year ended 3/31/03..........  $          --     $           --     $        --          $0.02
  10/1/01(d) to 3/31/02.......          -0.38                 --           -0.38             --
  Class C Shares
  3/17/03(d) to 3/31/03.......  $          --     $           --     $        --          $0.02

FOOTNOTES TO THE FINANCIAL HIGHLIGHTS
(a)  Calculated based on the average shares outstanding during the period.
(b)  Distribution per share was less than $0.005.
(c)  Annualized.
(d)  Class inception date.
(e)  As of the last business day of the fiscal year.
(f)  Not annualized.

                                                              RATIOS TO AVERAGE NET ASSETS/
                                                                    SUPPLEMENTAL DATA
                                                             -------------------------------
                                                              NET ASSETS,     NET INVESTMENT
                                 NET ASSET                       END OF       INCOME/(LOSS)
                                  VALUE,                         PERIOD           NET OF
                                  END OF         TOTAL           (000'S          WAIVER/
FISCAL YEAR OR PERIOD            PERIOD(E)       RETURN         OMITTED)      REIMBURSEMENTS
---------------------            ---------   --------------  --------------   --------------
AXA ROSENBERG U.S. DISCOVERY
  FUND
  Class A Shares
  Year ended 3/31/03..........    $ 9.49             -14.22%    $ 1,736               -0.19%
  10/1/01(d) to 3/31/02.......     11.07              22.11%(f)         31             0.32%(c)
  Class B Shares
  Year ended 3/31/03..........    $ 9.43             -14.66%    $   151               -0.62%
  10/1/01(d) to 3/31/02.......     11.05              21.93%(f)         58            -0.81%(c)
AXA ROSENBERG U.S. LARGE
  CAPITALIZATION FUND
  Class A Shares
  6/20/02(d) to 3/31/03.......    $ 8.28             -16.94%(f)    $     1             0.50%(c)
  Class B Shares
  6/20/02(d) to 3/31/03.......    $ 8.26             -17.34%(f)    $     1            -0.07%(c)
AXA ROSENBERG ENHANCED 500
  FUND
  Class A Shares
  Year ended 3/31/03..........    $ 5.91             -23.15%    $   817                0.65%
  10/1/01(d) to 3/31/02.......      7.76              10.07%(f)          1             0.24%(c)
  Class B Shares
  Year ended 3/31/03..........    $ 5.88             -23.54%    $    52                0.16%
  10/1/01(d) to 3/31/02.......      7.75               9.79%(f)          1            -0.24%(c)
AXA ROSENBERG INTERNATIONAL
  EQUITY FUND
  Class A Shares
  Year ended 3/31/03..........    $ 5.53             -21.08%    $    16                0.98%
  10/1/01(d) to 3/31/02.......      7.08               7.71%(f)          1            -0.55%(c)
  Class B Shares
  Year ended 3/31/03..........    $ 5.55             -21.32%    $     1                0.31%
  10/1/01(d) to 3/31/02.......      7.06               7.26%(f)          1            -1.05%(c)
AXA ROSENBERG INTERNATIONAL
  SMALL CAPITALIZATION FUND
  Class A Shares
  Year ended 3/31/03..........    $ 7.89              -5.75%    $    49                0.55%
  10/1/01(d) to 3/31/02.......      8.46              12.40%(f)          1             0.10%(c)
  Class B Shares
  Year ended 3/31/03..........    $ 7.85              -6.27%    $    28               -0.33%
  10/1/01(d) to 3/31/02.......      8.45              12.12%(f)          1            -0.40%(c)
AXA ROSENBERG EUROPEAN FUND
  Class A Shares
  Year ended 3/31/03..........    $ 7.32             -23.56%    $     7                1.67%
  10/1/01(d) to 3/31/02.......      9.74              10.43%(f)          1            -0.09%(c)
  Class B Shares
  Year ended 3/31/03..........    $ 7.29             -24.07%    $     3                1.35%
  10/1/01(d) to 3/31/02.......      9.71              10.09%(f)          1            -0.59%(c)
AXA ROSENBERG U.S. LARGE/MID
  CAPITALIZATION LONG/SHORT
  EQUITY FUND
  Class A Shares
  Year ended 3/31/03..........    $11.45              12.16%    $   497               -0.60%
  10/1/01(d) to 3/31/02.......     10.22              -6.13%(f)         11             0.07%(c)
  Class B Shares
  Year ended 3/31/03..........    $11.40              11.76%    $   115               -1.06%
  10/1/01(d) to 3/31/02.......     10.20              -6.43%(f)          1            -0.11%(c)
AXA ROSENBERG VALUE LONG/SHORT
  EQUITY FUND
  Class A Shares
  Year ended 3/31/03..........    $10.41              16.44%    $ 2,613               -0.75%
  10/1/01(d) to 3/31/02.......      8.94              -3.92%(f)        390            -0.54%(c)
  Class B Shares
  Year ended 3/31/03..........    $10.35              15.77%    $ 1,436               -1.26%
  10/1/01(d) to 3/31/02.......      8.94              -4.11%(f)        100            -1.05%(c)
  Class C Shares
  3/18/03(d) to 3/31/03.......    $10.36               0.58%(f)    $    14            -1.64%(c)
AXA ROSENBERG GLOBAL
  LONG/SHORT EQUITY FUND
  Class A Shares
  Year ended 3/31/03..........    $11.80              16.49%    $   239               -1.08%
  10/1/01(d) to 3/31/02.......     10.13              -6.62%(f)          1            -0.16%(c)
  Class B Shares
  Year ended 3/31/03..........    $11.71              15.83%    $   155               -1.54%
  10/1/01(d) to 3/31/02.......     10.11              -6.91%(f)          1            -0.72%(c)
  Class C Shares
  3/17/03(d) to 3/31/03.......    $11.73              -0.26%(f)    $    76            -1.63%(c)


                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                --------------------------------------------------------------------------
                                                      EXPENSES              EXPENSES
                                                 (INCLUDING DIVIDEND   (EXCLUDING DIVIDEND
                                   EXPENSES       EXPENSE, IF ANY)      EXPENSE, IF ANY)       PORTFOLIO
                                BEFORE WAIVER/     NET OF WAIVER/        NET OF WAIVER/        TURNOVER
FISCAL YEAR OR PERIOD           REIMBURSEMENTS     REIMBURSEMENTS        REIMBURSEMENTS          RATIO
---------------------           --------------   -------------------   -------------------   -------------
AXA ROSENBERG U.S. DISCOVERY
  FUND
  Class A Shares
  Year ended 3/31/03..........       4.02%                --%                 1.65%              98.65%
  10/1/01(d) to 3/31/02.......      10.43%(c)             --%                 1.65%(c)           78.02%
  Class B Shares
  Year ended 3/31/03..........       5.60%                --%                 2.15%              98.65%
  10/1/01(d) to 3/31/02.......      10.93%(c)             --%                 2.15%(c)           78.02%
AXA ROSENBERG U.S. LARGE
  CAPITALIZATION FUND
  Class A Shares
  6/20/02(d) to 3/31/03.......       2.61%(c)             --%                 1.30%(c)          100.79%
  Class B Shares
  6/20/02(d) to 3/31/03.......       3.72%(c)             --%                 1.87%(c)          100.79%
AXA ROSENBERG ENHANCED 500
  FUND
  Class A Shares
  Year ended 3/31/03..........       5.12%                --%                 1.26%              68.73%
  10/1/01(d) to 3/31/02.......       5.17%(c)             --%                 1.25%(c)          111.54%
  Class B Shares
  Year ended 3/31/03..........       5.98%                --%                 1.75%              68.73%
  10/1/01(d) to 3/31/02.......       5.67%(c)             --%                 1.75%(c)          111.54%
AXA ROSENBERG INTERNATIONAL
  EQUITY FUND
  Class A Shares
  Year ended 3/31/03..........       5.80%                --%                 1.86%             138.85%
  10/1/01(d) to 3/31/02.......       5.59%(c)             --%                 1.85%(c)          132.84%
  Class B Shares
  Year ended 3/31/03..........       6.10%                --%                 2.28%             138.85%
  10/1/01(d) to 3/31/02.......       6.09%(c)             --%                 2.35%(c)          132.84%
AXA ROSENBERG INTERNATIONAL
  SMALL CAPITALIZATION FUND
  Class A Shares
  Year ended 3/31/03..........       3.18%                --%                 2.01%             129.34%
  10/1/01(d) to 3/31/02.......       3.13%(c)             --%                 2.00%(c)          147.52%
  Class B Shares
  Year ended 3/31/03..........       3.75%                --%                 2.51%             129.34%
  10/1/01(d) to 3/31/02.......       3.63%(c)             --%                 2.50%(c)          147.52%
AXA ROSENBERG EUROPEAN FUND
  Class A Shares
  Year ended 3/31/03..........       5.64%                --%                 1.73%             170.62%
  10/1/01(d) to 3/31/02.......       7.30%(c)             --%                 1.75%(c)           90.92%
  Class B Shares
  Year ended 3/31/03..........       6.11%                --%                 2.25%             170.62%
  10/1/01(d) to 3/31/02.......       7.80%(c)             --%                 2.25%(c)           90.92%
AXA ROSENBERG U.S. LARGE/MID
  CAPITALIZATION LONG/SHORT
  EQUITY FUND
  Class A Shares
  Year ended 3/31/03..........       4.03%              3.21%                 1.76%             185.66%
  10/1/01(d) to 3/31/02.......       3.73%(c)           2.63%(c)              1.75%(c)          313.22%
  Class B Shares
  Year ended 3/31/03..........       4.61%              3.74%                 2.26%             185.66%
  10/1/01(d) to 3/31/02.......       4.23%(c)           3.13%(c)              2.25%(c)          313.22%
AXA ROSENBERG VALUE LONG/SHORT
  EQUITY FUND
  Class A Shares
  Year ended 3/31/03..........       3.31%              3.01%                 2.25%             209.95%
  10/1/01(d) to 3/31/02.......       3.01%(c)           2.64%(c)              2.25%(c)          126.45%
  Class B Shares
  Year ended 3/31/03..........       3.82%              3.50%                 2.75%             209.95%
  10/1/01(d) to 3/31/02.......       3.51%(c)           3.14%(c)              2.75%(c)          126.45%
  Class C Shares
  3/18/03(d) to 3/31/03.......       3.92%(c)           3.24%(c)              2.49%(c)          209.95%
AXA ROSENBERG GLOBAL
  LONG/SHORT EQUITY FUND
  Class A Shares
  Year ended 3/31/03..........       4.63%              3.13%                 2.01%             189.09%
  10/1/01(d) to 3/31/02.......       4.58%(c)           2.51%(c)              2.00%(c)          231.34%
  Class B Shares
  Year ended 3/31/03..........       5.14%              3.63%                 2.50%             189.09%
  10/1/01(d) to 3/31/02.......       5.08%(c)           3.01%(c)              2.50%(c)          231.34%
  Class C Shares
  3/17/03(d) to 3/31/03.......       8.21%(c)           3.10%(c)              2.44%(c)          189.09%

FOOTNOTES TO THE FINANCIAL HIGHLIGHTS
(a)  Calculated based on the average shares outstanding during the period.
(b)  Distribution per share was less than $0.005.
(c)  Annualized.
(d)  Class inception date.
(e)  As of the last business day of the fiscal year.
(f)  Not annualized.

                                                  www.axarosenbergfunds.com   57

BARR ROSENBERG SERIES TRUST
NOTICE OF PRIVACY POLICY & PRACTICES

Barr Rosenberg Series Trust, on behalf of AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg U.S. Large Capitalization Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg European Fund, AXA Rosenberg U.S. Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/ Short Equity Fund, AXA Rosenberg Value Long/Short Equity Fund and AXA Rosenberg Global Long/Short Equity Fund (collectively, the "Funds") recognize and respect the privacy expectations of our clients. We provide this notice to you so that you will know what kinds of information we collect about our clients and the circumstances in which that information may be disclosed to third parties that are not affiliated with the Funds.

COLLECTION OF CLIENT INFORMATION

We collect nonpublic personal information about our clients from the following sources:

    - ACCOUNT APPLICATIONS AND OTHER FORMS, which may include a client's name, address, social security number, and information about a client's investment goals and risk tolerance;
    - ACCOUNT HISTORY, including information about the transactions and balances in a client's accounts; and
    - CORRESPONDENCE, written, telephonic or electronic between a client and the Funds or service providers to the Funds.

DISCLOSURE OF CLIENT INFORMATION

We may disclose the client information we collect to third parties that are not affiliated with the Funds:

    - as permitted by law--for example, with service providers who maintain or service shareholder accounts for the Funds or to a shareholder's broker or agent; and
    - to perform marketing services on behalf of the Funds or pursuant to a joint marketing agreement with Barr Rosenberg Funds Distributor, Inc., the Funds' distributor, or another financial institution that is an affiliate of AXA Rosenberg Investment Management LLC, the Funds' investment adviser.

SECURITY OF CLIENT INFORMATION
We require service providers to the Funds:

    - to maintain policies and procedures designed to assure only appropriate access to, and use of information about clients of the Funds; and
    - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of clients of the Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former client of the Funds.

                     FOR MORE INFORMATION ABOUT THE FUNDS:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides additional information about the Funds. It is incorporated by reference into this prospectus and is legally considered a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:
Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. In the Funds' Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.
You may review and copy, for a fee, the Trust's Annual and Semi-Annual Reports and the SAI in person at, or by writing to, the Public Reference Section of the Commission, Washington D.C. 20549-0102, or by electronic request via e-mail at the following address: publicinfo@sec.gov. Information on the operation of the Commission's Public Reference Room can be obtained by calling 1-202-942-8090. You may obtain reports and other information about the Funds for free from the EDGAR database on the Commission's website at http://www.sec.gov.
You can get free copies of the SAI and the Annual and Semi-Annual Reports, request other information about the Funds or make shareholder inquiries by contacting the Funds at:

Barr Rosenberg Series Trust
3435 Stelzer Road
Columbus, Ohio 43219-8021
1.800.447.3332 (Class A, B, and C Shares) or
1.800.555.5737 (Registered Investment Professionals)

ADVISER
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, California 94563

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND PAYING AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIANS OF ASSETS
Custodial Trust Company
101 Carnegie Center
Princeton, New Jersey 08540

State Street Bank and Trust Company
Mutual Funds Division
Boston, Massachusetts 02102

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, California 94105-2119

                                                                       [GRAPHIC]
LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

INVESTMENT COMPANY ACT FILE NO. 811-5547

BRG - 0058 (7/2003)